UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586

                      Oppenheimer California Municipal Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
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Tobacco Master Settlement Agreements                                       24.8%
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Special Tax                                                                19.4
--------------------------------------------------------------------------------
General Obligation                                                          7.4
--------------------------------------------------------------------------------
Single Family Housing                                                       6.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                        6.2
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               6.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.3
--------------------------------------------------------------------------------
Electric Utilities                                                          4.1
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.1
--------------------------------------------------------------------------------
Special Assessment                                                          3.3

Portfolio holdings are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        29.6%
--------------------------------------------------------------------------------
AA                                                                          7.4
--------------------------------------------------------------------------------
A                                                                           3.3
--------------------------------------------------------------------------------
BBB                                                                        42.5
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BB or lower                                                                17.2

Allocations are subject to change. Percentages are as of July 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 41.57% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer California Municipal Fund distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of July 31, 2007, Oppenheimer California Municipal Fund's Class A shares provided a distribution yield of 4.71% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.92% among the 119 funds in its California Municipal Debt Funds category as of the same date. 1

      Tax-free income generated 100% of the Fund's positive total return for the reporting period, providing significant benefit to our yield-oriented investors. The Fund's Class A shares generated a 1-year total return of 4.67% without sales charge. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.27% in the same period. On July 31, 2007, the Fund was ranked in the top 2% of funds in its Lipper category in total return for periods of 1, 3, 5 and 10 years. 2 These results clearly demonstrate how the Fund's income-oriented approach continued to provide significant benefit to our investors in the past 12 months.

      Early in this reporting period, a marked shift in the risk-return levels of bonds for sale made lower-grade offerings less attractive than usual. As a result, the Fund's newer purchases included many high-grade investments, which generally offer lower yields than their low-grade counterparts. This development forced the Fund to lower its dividend to 4.5 cents per Class A share, from 4.9 cents, beginning with the September distribution. Distributions for other share classes were adjusted accordingly. The monthly distribution was unchanged for the remainder of the reporting period, during which the Fund distributed 54.4 cents per Class A share, including a small amount of taxable income.

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. Lipper Inc. As of July 31, 2007, Lipper Inc. ranked Oppenheimer California Municipal Fund 2nd among 116 funds for the past year,1st among 104 funds for the past 3 years,1st among 92 funds for the past 5 years and 1st among 70 funds for the past 10 years in its California Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's holdings in tobacco Master Settlement Agreement (MSA) bonds continued to provide significant benefit this reporting period. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for one-quarter of Fund investments and comprised the Fund's largest industry category.

      This sector contributed strongly to the Fund's total return this reporting period, which included two large pre-refundings that elevated bond prices. Tobacco manufacturers continue to face litigation, but we believe the risks have been overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds held by our funds have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity.

      Some recent courtroom decisions, nonetheless, are worth noting. Tobacco manufacturers received good news in August 2006 when a judge ruled that she could not authorize financial remedies, despite a finding that federal racketeering laws had been violated. In November 2006, the U.S. Supreme Court declined to review a 2005 ruling by the Illinois Supreme Court that reversed a $10.1 billion judgment against Philip Morris USA. Late in this reporting period, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA.

      The Fund's current weighting in MSA-backed bonds reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      In this reporting period, the Fund continued to favor bonds issued to finance the infrastructure of new real estate development projects. The credit structure of these Special Tax and Special Assessment bonds (known as "dirt bonds") are advantageous, we believe, because the payments that secure the bonds are on parity with real estate taxes. Additionally, the responsibility for servicing the debt passes to all subsequent property owners as the land is developed and subdivided. Thus, as the number of owners increases, the risk bondholders face decreases. Further, the fear of foreclosure leads most property owners to stay current with their debt service payments--to the benefit of the Fund.

      In all, Special Tax and Special Assessment bonds constituted nearly one-quarter of the portfolio's market value as of July 31, 2007, included largely attractive holdings and contributed positively to total return. The Fund's small position in bonds issued to finance infrastructure development in the Roripaugh Community Facilities District, in Temecula,


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

California, however, was a concern this reporting period. The construction timeline was delayed and various building permits were withheld when a financial institution affiliated with both the lead developer and a participating home builder filed for bankruptcy protection this reporting period. The prices of the bonds held by the Fund fell as a result and detracted from overall performance. All scheduled payments were made this reporting period, with the affiliated developers using a letter of credit to offset any payment shortfalls. We expect payments to remain timely after the financial institution emerges from bankruptcy protection and construction resumes. Importantly, we continue to believe that our tax-free investments in "dirt bonds" represent valuable and relatively low-risk opportunities to participate in the today's challenging housing market.

      Credit spreads were relatively stable this reporting period. AAA- and AA-rated securities continued to represent a significant share of the Fund's market value as of July 31, 2007, as Fund managers scoured the municipal markets for securities that offered an attractive balance of risk and reward. At the end of the reporting period, more than 80% of the Fund's portfolio consisted of investment-grade securities, and the Fund's average credit quality was A.

      Including the effects of leverage, the Fund increased its position this reporting period in municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. Most of the Fund's new investments in these bonds were PLNs (percentage of LIBOR notes), which are designed to have minimal (if any) reaction to interest rate fluctuations. Additionally, PLNs reset quarterly and, to the benefit of the Fund, these "inverse floaters" offered yields that were higher than market averages during this reporting period.

      During this reporting period, the U.S. Supreme Court announced that it would hear DEPARTMENT OF REVENUE (KENTUCKY) V. DAVIS this fall or early in 2008, with a ruling to follow. The question posed in the case is whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. While the Court's decision could have implications for other states, exemption from federal taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer California Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer California    Lehman Brothers Municipal
                           Municipal Fund (Class A)           Bond Index
07/31/1997                          $  9,525                    $ 10,000
10/31/1997                          $  9,600                    $ 10,088
01/31/1998                          $  9,920                    $ 10,402
04/30/1998                          $  9,821                    $ 10,367
07/31/1998                          $ 10,064                    $ 10,599
10/31/1998                          $ 10,324                    $ 10,897
01/31/1999                          $ 10,514                    $ 11,093
04/30/1999                          $ 10,500                    $ 11,087
07/31/1999                          $ 10,224                    $ 10,904
10/31/1999                          $  9,769                    $ 10,704
01/31/2000                          $  9,603                    $ 10,691
04/30/2000                          $  9,934                    $ 10,986
07/31/2000                          $ 10,313                    $ 11,374
10/31/2000                          $ 10,582                    $ 11,615
01/31/2001                          $ 10,977                    $ 12,111
04/30/2001                          $ 10,895                    $ 12,125
07/31/2001                          $ 11,258                    $ 12,521
10/31/2001                          $ 11,616                    $ 12,835
01/31/2002                          $ 11,497                    $ 12,825
04/30/2002                          $ 11,584                    $ 12,974
07/31/2002                          $ 11,955                    $ 13,361
10/31/2002                          $ 12,026                    $ 13,588
01/31/2003                          $ 11,926                    $ 13,782
04/30/2003                          $ 11,890                    $ 14,076
07/31/2003                          $ 11,887                    $ 13,842
10/31/2003                          $ 12,448                    $ 14,283
01/31/2004                          $ 13,236                    $ 14,635
04/30/2004                          $ 12,976                    $ 14,453
07/31/2004                          $ 13,021                    $ 14,643
10/31/2004                          $ 13,813                    $ 15,145
01/31/2005                          $ 14,429                    $ 15,346
04/30/2005                          $ 14,866                    $ 15,438
07/31/2005                          $ 15,390                    $ 15,573
10/31/2005                          $ 15,399                    $ 15,529
01/31/2006                          $ 15,682                    $ 15,780
04/30/2006                          $ 15,785                    $ 15,771
07/31/2006                          $ 16,119                    $ 15,970
10/31/2006                          $ 16,713                    $ 16,422
01/31/2007                          $ 16,837                    $ 16,458
04/30/2007                          $ 17,128                    $ 16,683
07/31/2007                          $ 16,871                    $ 16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -0.31%     5-Year   6.09%     10-Year   5.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 22 FOR FURTHER INFORMATION.


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer California Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer California    Lehman Brothers Municipal
                           Municipal Fund (Class B)           Bond Index
07/31/1997                          $ 10,000                    $ 10,000
10/31/1997                          $ 10,068                    $ 10,088
01/31/1998                          $ 10,385                    $ 10,402
04/30/1998                          $ 10,253                    $ 10,367
07/31/1998                          $ 10,486                    $ 10,599
10/31/1998                          $ 10,747                    $ 10,897
01/31/1999                          $ 10,913                    $ 11,093
04/30/1999                          $ 10,888                    $ 11,087
07/31/1999                          $ 10,572                    $ 10,904
10/31/1999                          $ 10,083                    $ 10,704
01/31/2000                          $  9,903                    $ 10,691
04/30/2000                          $ 10,214                    $ 10,986
07/31/2000                          $ 10,583                    $ 11,374
10/31/2000                          $ 10,839                    $ 11,615
01/31/2001                          $ 11,233                    $ 12,111
04/30/2001                          $ 11,118                    $ 12,125
07/31/2001                          $ 11,478                    $ 12,521
10/31/2001                          $ 11,820                    $ 12,835
01/31/2002                          $ 11,677                    $ 12,825
04/30/2002                          $ 11,732                    $ 12,974
07/31/2002                          $ 12,097                    $ 13,361
10/31/2002                          $ 12,134                    $ 13,588
01/31/2003                          $ 12,009                    $ 13,782
04/30/2003                          $ 11,963                    $ 14,076
07/31/2003                          $ 11,932                    $ 13,842
10/31/2003                          $ 12,495                    $ 14,283
01/31/2004                          $ 13,286                    $ 14,635
04/30/2004                          $ 13,025                    $ 14,453
07/31/2004                          $ 13,070                    $ 14,643
10/31/2004                          $ 13,866                    $ 15,145
01/31/2005                          $ 14,484                    $ 15,346
04/30/2005                          $ 14,923                    $ 15,438
07/31/2005                          $ 15,448                    $ 15,573
10/31/2005                          $ 15,458                    $ 15,529
01/31/2006                          $ 15,741                    $ 15,780
04/30/2006                          $ 15,845                    $ 15,771
07/31/2006                          $ 16,180                    $ 15,970
10/31/2006                          $ 16,776                    $ 16,422
01/31/2007                          $ 16,900                    $ 16,458
04/30/2007                          $ 17,193                    $ 16,683
07/31/2007                          $ 16,935                    $ 16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -1.06%     5-Year   5.99%     10-Year   5.41%


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer California Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer California    Lehman Brothers Municipal
                           Municipal Fund (Class C)           Bond Index
07/31/1997                          $ 10,000                    $ 10,000
10/31/1997                          $ 10,059                    $ 10,088
01/31/1998                          $ 10,376                    $ 10,402
04/30/1998                          $ 10,244                    $ 10,367
07/31/1998                          $ 10,487                    $ 10,599
10/31/1998                          $ 10,739                    $ 10,897
01/31/1999                          $ 10,905                    $ 11,093
04/30/1999                          $ 10,880                    $ 11,087
07/31/1999                          $ 10,564                    $ 10,904
10/31/1999                          $ 10,074                    $ 10,704
01/31/2000                          $  9,894                    $ 10,691
04/30/2000                          $ 10,216                    $ 10,986
07/31/2000                          $ 10,575                    $ 11,374
10/31/2000                          $ 10,832                    $ 11,615
01/31/2001                          $ 11,226                    $ 12,111
04/30/2001                          $ 11,111                    $ 12,125
07/31/2001                          $ 11,471                    $ 12,521
10/31/2001                          $ 11,813                    $ 12,835
01/31/2002                          $ 11,671                    $ 12,825
04/30/2002                          $ 11,726                    $ 12,974
07/31/2002                          $ 12,080                    $ 13,361
10/31/2002                          $ 12,128                    $ 13,588
01/31/2003                          $ 12,003                    $ 13,782
04/30/2003                          $ 11,957                    $ 14,076
07/31/2003                          $ 11,919                    $ 13,842
10/31/2003                          $ 12,457                    $ 14,283
01/31/2004                          $ 13,222                    $ 14,635
04/30/2004                          $ 12,937                    $ 14,453
07/31/2004                          $ 12,957                    $ 14,643
10/31/2004                          $ 13,720                    $ 15,145
01/31/2005                          $ 14,306                    $ 15,346
04/30/2005                          $ 14,712                    $ 15,438
07/31/2005                          $ 15,201                    $ 15,573
10/31/2005                          $ 15,181                    $ 15,529
01/31/2006                          $ 15,430                    $ 15,780
04/30/2006                          $ 15,502                    $ 15,771
07/31/2006                          $ 15,786                    $ 15,970
10/31/2006                          $ 16,352                    $ 16,422
01/31/2007                          $ 16,428                    $ 16,458
04/30/2007                          $ 16,682                    $ 16,683
07/31/2007                          $ 16,399                    $ 16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year    2.89%     5-Year   6.30%     10-Year   5.07%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 22 FOR FURTHER INFORMATION.


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   BEGINNING      ENDING         EXPENSES
                                   ACCOUNT        ACCOUNT        PAID DURING
                                   VALUE          VALUE          6 MONTHS ENDED
                                   (2/1/07)       (7/31/07)      JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                     $ 1,000.00     $ 1,002.10     $  6.52
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00       1,018.30        6.58
--------------------------------------------------------------------------------
Class B Actual                       1,000.00         998.10       10.46
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00       1,014.38       10.54
--------------------------------------------------------------------------------
Class C Actual                       1,000.00         998.30       10.31
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00       1,014.53       10.39

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A         1.31%
-------------------------
Class B         2.10
-------------------------
Class C         2.07

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--118.5%
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--109.1%
$      50,000   ABAG Finance Authority for NonProfit Corporations
                (Bijou Woods Apartments)                                       5.200%    12/01/2021   $       50,635
--------------------------------------------------------------------------------------------------------------------
    3,025,000   ABAG Finance Authority for NonProfit Corporations
                (Channing House)                                               5.500     02/15/2029        3,057,307
--------------------------------------------------------------------------------------------------------------------
       65,000   ABAG Finance Authority for NonProfit Corporations
                (Redding Assisted Living Corp.)                                5.250     11/15/2031           66,013
--------------------------------------------------------------------------------------------------------------------
    1,660,000   ABAG Finance Authority for NonProfit Corporations
                (S.F. Rincon Hill)                                             5.250     09/01/2036        1,674,840
--------------------------------------------------------------------------------------------------------------------
    2,500,000   ABAG Finance Authority for NonProfit Corporations
                (Schools of Sacred Heart)                                      6.450     06/01/2030        2,621,250
--------------------------------------------------------------------------------------------------------------------
       90,000   ABAG Finance Authority for NonProfit Corporations
                COP                                                            6.000     08/15/2020           90,104
--------------------------------------------------------------------------------------------------------------------
      450,000   ABAG Finance Authority for NonProfit Corporations
                COP (American Baptist Homes of the West)                       5.750     10/01/2017          454,379
--------------------------------------------------------------------------------------------------------------------
       55,000   ABAG Finance Authority for NonProfit Corporations
                COP (American Baptist Homes of the West)                       6.200     10/01/2027           56,184
--------------------------------------------------------------------------------------------------------------------
      450,000   ABAG Finance Authority for NonProfit Corporations
                COP (Lytton Gardens)                                           6.000     02/15/2019          457,875
--------------------------------------------------------------------------------------------------------------------
      440,000   ABAG Finance Authority for NonProfit Corporations
                COP (O'Connor Woods)                                           6.200     11/01/2029          461,353
--------------------------------------------------------------------------------------------------------------------
    4,300,000   ABAG Finance Authority for NonProfit Corporations
                COP (Redwood Senior Homes & Services)                          6.125     11/15/2032        4,582,940
--------------------------------------------------------------------------------------------------------------------
      265,000   ABAG Finance Authority for NonProfit Corporations,
                Series A                                                       5.747 1   04/20/2019          132,267
--------------------------------------------------------------------------------------------------------------------
      235,000   ABAG Improvement Bond Act 1915 (Windemere Ranch)               6.150     09/02/2029          294,446
--------------------------------------------------------------------------------------------------------------------
    2,675,000   Adelanto Elementary School District Community
                Facilities District No. 1                                      5.250     09/01/2026        2,689,606
--------------------------------------------------------------------------------------------------------------------
    7,310,000   Adelanto Elementary School District Community
                Facilities District No. 1                                      5.350     09/01/2036        7,356,053
--------------------------------------------------------------------------------------------------------------------
    1,145,000   Adelanto Elementary School District Community
                Facilities District No. 1                                      5.400     09/01/2036        1,153,817
--------------------------------------------------------------------------------------------------------------------
       55,000   Adelanto Improvement Agency, Series B                          5.500     12/01/2023           55,300
--------------------------------------------------------------------------------------------------------------------
       50,000   Adelanto Public Financing Authority, Series B                  6.300     09/01/2028           50,097
--------------------------------------------------------------------------------------------------------------------
    5,295,000   Agua Mansa Industrial Growth Assoc. Special Tax                6.500     09/01/2033        5,562,292
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Alameda COP                                                    5.750     12/01/2021        1,532,235
--------------------------------------------------------------------------------------------------------------------
      200,000   Alameda Public Financing Authority                             5.450     09/02/2014          204,148
--------------------------------------------------------------------------------------------------------------------
       25,000   Alvord Unified School District Community Facilities
                District                                                       5.875     09/01/2034           25,513
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Anaheim Public Financing Authority RITES 2                     8.970 3   12/28/2018        4,231,480
--------------------------------------------------------------------------------------------------------------------
      150,000   Arcadia Hospital (Methodist Hospital of Southern
                California)                                                    6.625     11/15/2022          150,225
--------------------------------------------------------------------------------------------------------------------
      500,000   Arvin Community Redevel. Agency                                5.000     09/01/2025          492,090


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,435,000   Arvin Community Redevel. Agency                                5.125%    09/01/2035   $    2,420,536
--------------------------------------------------------------------------------------------------------------------
    2,025,000   Aztec Shops Auxiliary Organization (San Diego State
                University) 4                                                  6.000     09/01/2031        2,105,676
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Azusa Special Tax Community Facilities District
                (Mountain Cove)                                                6.000     09/01/2032        2,609,175
--------------------------------------------------------------------------------------------------------------------
      200,000   Azusa Special Tax Community Facilities District No. 05-1       5.000     09/01/2027          198,364
--------------------------------------------------------------------------------------------------------------------
      500,000   Azusa Special Tax Community Facilities District No. 05-1       5.000     09/01/2037          490,445
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Bakersfield Improvement Bond Act 1915                          5.000     09/02/2027          985,620
--------------------------------------------------------------------------------------------------------------------
      615,000   Bakersfield Improvement Bond Act 1915                          5.350     09/02/2022          629,200
--------------------------------------------------------------------------------------------------------------------
    2,310,000   Bakersfield Improvement Bond Act 1915                          5.400     09/02/2025        2,351,973
--------------------------------------------------------------------------------------------------------------------
    3,700,000   Beaumont Financing Authority, Series A                         5.350     09/01/2036        3,737,814
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Beaumont Financing Authority, Series A                         5.750     09/01/2034        1,577,340
--------------------------------------------------------------------------------------------------------------------
      685,000   Beaumont Financing Authority, Series B                         5.000     09/01/2027          666,772
--------------------------------------------------------------------------------------------------------------------
    1,685,000   Beaumont Financing Authority, Series B                         5.050     09/01/2037        1,665,639
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Beaumont Financing Authority, Series B                         5.350     09/01/2028        1,030,670
--------------------------------------------------------------------------------------------------------------------
    1,490,000   Beaumont Financing Authority, Series B                         5.400     09/01/2035        1,537,576
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Beaumont Financing Authority, Series B                         6.000     09/01/2034        5,299,900
--------------------------------------------------------------------------------------------------------------------
    1,525,000   Beaumont Financing Authority, Series B                         6.000     09/01/2034        1,625,421
--------------------------------------------------------------------------------------------------------------------
    2,340,000   Beaumont Financing Authority, Series C                         5.500     09/01/2035        2,392,861
--------------------------------------------------------------------------------------------------------------------
    2,925,000   Beaumont Financing Authority, Series D                         5.800     09/01/2035        3,073,327
--------------------------------------------------------------------------------------------------------------------
       75,000   Berkeley Unified School District                               5.000     08/01/2022           75,714
--------------------------------------------------------------------------------------------------------------------
      500,000   Blythe Community Facilities District Special Tax
                (Hidden Beaches)                                               5.300     09/01/2035          505,230
--------------------------------------------------------------------------------------------------------------------
       30,000   Blythe Redevel. Agency (Redevel. Project No. 1
                Tax Allocation)                                                5.650     05/01/2029           31,076
--------------------------------------------------------------------------------------------------------------------
    7,605,000   Brentwood Infrastructure Financing Authority                   5.200     09/02/2036        7,649,109
--------------------------------------------------------------------------------------------------------------------
       30,000   Brentwood Infrastructure Financing Authority
                (Water & Sewer)                                                5.625     07/01/2026           30,340
--------------------------------------------------------------------------------------------------------------------
       60,000   Butte County Hsg. Authority (Affordable Hsg. Pool)             7.000     10/01/2020           63,077
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Affordable Hsg. Agency (Merced County Hsg.
                Authority)                                                     6.000     01/01/2023           52,478
--------------------------------------------------------------------------------------------------------------------
   39,700,000   CA County Tobacco Securitization Agency                        5.750 1   06/01/2057        2,173,575
--------------------------------------------------------------------------------------------------------------------
   18,530,000   CA County Tobacco Securitization Agency                        5.820 1   06/01/2033        4,215,390
--------------------------------------------------------------------------------------------------------------------
   43,500,000   CA County Tobacco Securitization Agency                        5.890 1   06/01/2046        4,823,280
--------------------------------------------------------------------------------------------------------------------
   45,600,000   CA County Tobacco Securitization Agency                        6.125 1   06/01/2057        2,175,120
--------------------------------------------------------------------------------------------------------------------
   20,000,000   CA County Tobacco Securitization Agency                        6.300 1   06/01/2055        1,031,400
--------------------------------------------------------------------------------------------------------------------
   82,110,000   CA County Tobacco Securitization Agency                        6.423 1   06/01/2046        7,318,464
--------------------------------------------------------------------------------------------------------------------
   51,500,000   CA County Tobacco Securitization Agency                        6.700 1   06/01/2057        1,861,210
--------------------------------------------------------------------------------------------------------------------
   55,250,000   CA County Tobacco Securitization Agency                        6.901 1   06/01/2057        1,889,550
--------------------------------------------------------------------------------------------------------------------
   71,700,000   CA County Tobacco Securitization Agency                        7.000 1   06/01/2055        2,839,320
--------------------------------------------------------------------------------------------------------------------
  123,750,000   CA County Tobacco Securitization Agency                        7.251 1   06/01/2055        4,247,100


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 347,900,000   CA County Tobacco Securitization Agency                        7.550% 1  06/01/2055   $   10,666,614
--------------------------------------------------------------------------------------------------------------------
  409,500,000   CA County Tobacco Securitization Agency                        8.251 1   06/01/2055       11,646,180
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA County Tobacco Securitization Agency (TASC)                 0.000 5   06/01/2036        4,331,950
--------------------------------------------------------------------------------------------------------------------
   25,725,000   CA County Tobacco Securitization Agency (TASC)                 0.000 5   06/01/2041       22,336,503
--------------------------------------------------------------------------------------------------------------------
   28,270,000   CA County Tobacco Securitization Agency (TASC)                 0.000 5   06/01/2046       24,623,453
--------------------------------------------------------------------------------------------------------------------
   12,030,000   CA County Tobacco Securitization Agency (TASC)                 5.125     06/01/2038       11,388,320
--------------------------------------------------------------------------------------------------------------------
    3,725,000   CA County Tobacco Securitization Agency (TASC)                 5.125     06/01/2038        3,526,309
--------------------------------------------------------------------------------------------------------------------
   11,435,000   CA County Tobacco Securitization Agency (TASC)                 5.250     06/01/2045       10,919,968
--------------------------------------------------------------------------------------------------------------------
    5,815,000   CA County Tobacco Securitization Agency (TASC)                 5.250     06/01/2045        5,553,092
--------------------------------------------------------------------------------------------------------------------
    4,375,000   CA County Tobacco Securitization Agency (TASC)                 5.750     06/01/2029        4,497,938
--------------------------------------------------------------------------------------------------------------------
    6,230,000   CA County Tobacco Securitization Agency (TASC)                 5.875     06/01/2027        6,465,058
--------------------------------------------------------------------------------------------------------------------
    9,125,000   CA County Tobacco Securitization Agency (TASC)                 5.875     06/01/2035        9,421,836
--------------------------------------------------------------------------------------------------------------------
    1,250,000   CA County Tobacco Securitization Agency (TASC)                 5.875     06/01/2043        1,286,250
--------------------------------------------------------------------------------------------------------------------
   10,545,000   CA County Tobacco Securitization Agency (TASC)                 6.000     06/01/2035       10,959,419
--------------------------------------------------------------------------------------------------------------------
   21,960,000   CA County Tobacco Securitization Agency (TASC)                 6.000     06/01/2042       22,762,199
--------------------------------------------------------------------------------------------------------------------
   10,025,000   CA County Tobacco Securitization Agency (TASC)                 6.125     06/01/2038       10,457,278
--------------------------------------------------------------------------------------------------------------------
       50,000   CA County Tobacco Securitization Agency (TASC)                 6.125     06/01/2043           52,237
--------------------------------------------------------------------------------------------------------------------
   86,970,000   CA County Tobacco Securitization Agency (TASC)                 6.375 1   06/01/2046        8,502,187
--------------------------------------------------------------------------------------------------------------------
   65,800,000   CA County Tobacco Securitization Agency (TASC)                 6.600 1   06/01/2046        5,354,804
--------------------------------------------------------------------------------------------------------------------
   10,575,000   CA Dept. of Veterans Affairs Home Purchase                     5.000     12/01/2027       10,696,190
--------------------------------------------------------------------------------------------------------------------
   10,000,000   CA Dept. of Veterans Affairs Home Purchase                     5.000     12/01/2042        9,920,600
--------------------------------------------------------------------------------------------------------------------
       45,000   CA Dept. of Veterans Affairs Home Purchase                     5.200     12/01/2027           45,234
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Dept. of Veterans Affairs Home Purchase                     5.500     12/01/2019           51,880
--------------------------------------------------------------------------------------------------------------------
       20,000   CA Dept. of Water Resources (Center Valley)                    5.000     12/01/2029           20,144
--------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources (Center Valley)                    5.400     07/01/2012           15,019
--------------------------------------------------------------------------------------------------------------------
       55,000   CA Educational Facilities Authority
                (Golden Gate University)                                       5.500     10/01/2031           55,592
--------------------------------------------------------------------------------------------------------------------
      380,000   CA Educational Facilities Authority (Stanford
                University)                                                    5.200     12/01/2027          385,229
--------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Educational Facilities Authority
                (Western University Health Sciences) 4                         6.000     10/01/2032        1,049,360
--------------------------------------------------------------------------------------------------------------------
   24,980,000   CA GO 6                                                        5.000     06/01/2031       25,637,723
--------------------------------------------------------------------------------------------------------------------
   21,700,000   CA GO 6                                                        5.000     08/01/2035       22,253,567
--------------------------------------------------------------------------------------------------------------------
       45,000   CA GO                                                          5.000     04/01/2022           46,470
--------------------------------------------------------------------------------------------------------------------
      500,000   CA GO                                                          5.000     02/01/2023          506,920
--------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                          5.000     10/01/2023           10,089
--------------------------------------------------------------------------------------------------------------------
      100,000   CA GO                                                          5.000     02/01/2024          103,167
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.000     08/01/2024            5,129
--------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                          5.000     03/01/2028           20,513
--------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                          5.000     02/01/2033           15,402
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.125     02/01/2027            5,184


                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      15,000   CA GO                                                          5.125%    10/01/2027   $       15,175
--------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                          5.125     03/01/2031           20,425
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.125     06/01/2031            5,182
--------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                          5.500     04/01/2019           25,070
--------------------------------------------------------------------------------------------------------------------
      255,000   CA GO                                                          5.500     03/01/2020          255,357
--------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                          5.500     10/01/2022            5,011
--------------------------------------------------------------------------------------------------------------------
      200,000   CA GO                                                          6.250     10/01/2019          200,822
--------------------------------------------------------------------------------------------------------------------
       60,000   CA GO                                                          6.250     10/01/2019           60,246
--------------------------------------------------------------------------------------------------------------------
   43,535,000   CA Golden State Tobacco Securitization Corp. 6                 5.000     06/01/2045       44,222,932
--------------------------------------------------------------------------------------------------------------------
   10,530,000   CA Golden State Tobacco Securitization Corp.                   5.000     06/01/2047        9,627,053
--------------------------------------------------------------------------------------------------------------------
   32,165,000   CA Golden State Tobacco Securitization Corp.                   6.625     06/01/2040       36,690,937
--------------------------------------------------------------------------------------------------------------------
   37,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 6          5.000     06/01/2035       37,900,950
--------------------------------------------------------------------------------------------------------------------
   55,410,000   CA Golden State Tobacco Securitization Corp. (TASC)            0.000 5   06/01/2037       41,272,693
--------------------------------------------------------------------------------------------------------------------
    4,785,000   CA Golden State Tobacco Securitization Corp. (TASC)            5.000     06/01/2033        4,466,080
--------------------------------------------------------------------------------------------------------------------
   22,000,000   CA Golden State Tobacco Securitization Corp. (TASC)            5.125     06/01/2047       20,553,940
--------------------------------------------------------------------------------------------------------------------
  182,695,000   CA Golden State Tobacco Securitization Corp. (TASC)            5.750     06/01/2047      188,422,488
--------------------------------------------------------------------------------------------------------------------
    1,350,000   CA Golden State Tobacco Securitization Corp. (TASC) 4          7.800     06/01/2042        1,620,905
--------------------------------------------------------------------------------------------------------------------
    2,825,000   CA Golden State Tobacco Securitization Corp. (TASC) 4          7.875     06/01/2042        3,401,865
--------------------------------------------------------------------------------------------------------------------
      150,000   CA Golden State Tobacco Securitization Corp. (TASC)            7.875     06/01/2042          180,630
--------------------------------------------------------------------------------------------------------------------
    2,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 4          7.900     06/01/2042        2,410,740
--------------------------------------------------------------------------------------------------------------------
   10,500,000   CA Health Facilities Financing Authority
                (Cedars-Sinai Medical Center)                                  5.000     11/15/2034       10,573,605
--------------------------------------------------------------------------------------------------------------------
    2,025,000   CA Health Facilities Financing Authority
                (Cedars-Sinai Medical Center) 4                                5.125     08/01/2027        2,064,852
--------------------------------------------------------------------------------------------------------------------
      495,000   CA Health Facilities Financing Authority
                (Hospital of the Good Samaritan)                               7.000     09/01/2021          495,747
--------------------------------------------------------------------------------------------------------------------
       85,000   CA Health Facilities Financing Authority
                (Pomona Valley Hospital Medical Center)                        5.625     07/01/2019           86,816
--------------------------------------------------------------------------------------------------------------------
      125,000   CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B                              7.400     04/01/2014          125,293
--------------------------------------------------------------------------------------------------------------------
      385,000   CA Health Facilities Financing Authority (Sutter Health) 4     5.250     08/15/2027          393,050
--------------------------------------------------------------------------------------------------------------------
       80,000   CA Health Facilities Financing Authority (Sutter Health)       5.350     08/15/2028           82,562
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Health Facilities Financing Authority
                (UCSF-Stanford Health Care)                                    5.000     11/15/2028           25,510
--------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA (Multifamily Hsg.)                                      5.375     08/01/2028           25,453
--------------------------------------------------------------------------------------------------------------------
      190,000   CA HFA (Multifamily Hsg.)                                      5.950     08/01/2028          194,053
--------------------------------------------------------------------------------------------------------------------
      380,000   CA HFA (Multifamily Hsg.), Series A                            5.900     02/01/2028          384,081
--------------------------------------------------------------------------------------------------------------------
       95,000   CA HFA (Multifamily Hsg.), Series B                            5.500     08/01/2039           96,295
--------------------------------------------------------------------------------------------------------------------
       35,000   CA HFA, Series A                                               5.600     08/01/2011           35,382
--------------------------------------------------------------------------------------------------------------------
      300,000   CA HFA, Series B                                               7.125     08/01/2024          303,441
--------------------------------------------------------------------------------------------------------------------
      275,000   CA HFA, Series B-1                                             5.600     08/01/2017          279,285


                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  10,915,000   CA HFA, Series C                                               5.750%    08/01/2030   $   11,560,731
--------------------------------------------------------------------------------------------------------------------
   17,250,000   CA HFA, Series E                                               5.000     02/01/2024       17,398,523
--------------------------------------------------------------------------------------------------------------------
    9,290,000   CA HFA, Series E                                               5.050     02/01/2026        9,382,714
--------------------------------------------------------------------------------------------------------------------
   15,770,000   CA Home Mtg. Finance Authority (Homebuyers Fund)               5.800     08/01/2043       16,693,334
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Home Mtg. Finance Authority (Homebuyers Fund)               6.000     02/01/2033        5,276,050
--------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Home Mtg. Finance Authority (Homebuyers Fund)               6.000     02/01/2049        3,290,850
--------------------------------------------------------------------------------------------------------------------
    4,560,000   CA Home Mtg. Finance Authority (Homebuyers Fund)               6.100     02/01/2046        4,992,562
--------------------------------------------------------------------------------------------------------------------
    6,430,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine, Food and the Arts)       5.000     12/01/2032        6,446,397
--------------------------------------------------------------------------------------------------------------------
    4,885,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine, Food and the Arts)       5.530 1   12/01/2026        1,704,767
--------------------------------------------------------------------------------------------------------------------
    3,620,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine, Food and the Arts)       5.550 1   12/01/2027        1,191,632
--------------------------------------------------------------------------------------------------------------------
   25,250,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine, Food and the Arts)       5.624 1   12/01/2032        6,231,700
--------------------------------------------------------------------------------------------------------------------
   26,275,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine, Food and the Arts)       5.655 1   12/01/2037        4,876,640
--------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Municipal Finance Authority
                (Cancer Center of Santa Barbara) 4                             5.000     06/01/2036        3,002,970
--------------------------------------------------------------------------------------------------------------------
    2,100,000   CA Municipal Finance Authority
                (ECHS/AHEF/HK-8CS Obligated Group) 4                           5.250     06/01/2036        2,104,998
--------------------------------------------------------------------------------------------------------------------
      120,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                   5.800     12/01/2016          121,055
--------------------------------------------------------------------------------------------------------------------
   11,500,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                   6.875     11/01/2027       11,561,755
--------------------------------------------------------------------------------------------------------------------
       30,000   CA Pollution Control Financing Authority
                (General Motors Corp.)                                         5.500     04/01/2008           29,948
--------------------------------------------------------------------------------------------------------------------
    1,015,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 4                           5.850     06/01/2021        1,016,370
--------------------------------------------------------------------------------------------------------------------
      185,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                             5.850     06/01/2021          185,253
--------------------------------------------------------------------------------------------------------------------
    4,065,000   CA Pollution Control Financing Authority
                (Waste Management)                                             5.000     01/01/2022        4,001,261
--------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Pollution Control Financing Authority
                (Waste Management)                                             5.400     04/01/2025        3,038,070
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Dept. of Corrections)                         5.250     06/01/2028           26,029
--------------------------------------------------------------------------------------------------------------------
      200,000   CA Public Works (Dept. of General Services)                    5.000     12/01/2027          206,386
--------------------------------------------------------------------------------------------------------------------
      100,000   CA Public Works (State Universities)                           5.400     10/01/2022          102,217
--------------------------------------------------------------------------------------------------------------------
      440,000   CA Public Works (State Universities)                           5.500     12/01/2018          440,400
--------------------------------------------------------------------------------------------------------------------
       20,000   CA Resource Efficiency Financing Authority COP                 5.500     04/01/2013           20,415
--------------------------------------------------------------------------------------------------------------------
   11,905,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.400     08/01/2035       12,499,893
--------------------------------------------------------------------------------------------------------------------
    4,500,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.400     12/01/2036        4,709,160


                   29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   4,565,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.400%    02/01/2037   $    4,815,755
--------------------------------------------------------------------------------------------------------------------
   10,000,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.400     06/01/2048       10,420,700
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.450     02/01/2048        5,315,050
--------------------------------------------------------------------------------------------------------------------
   25,440,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.500     02/01/2043       26,670,278
--------------------------------------------------------------------------------------------------------------------
    3,970,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.500     08/01/2047        4,150,040
--------------------------------------------------------------------------------------------------------------------
      495,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.500     08/01/2047          500,207
--------------------------------------------------------------------------------------------------------------------
   13,900,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.650     02/01/2049       14,794,465
--------------------------------------------------------------------------------------------------------------------
    8,890,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.700     02/01/2033        9,278,938
--------------------------------------------------------------------------------------------------------------------
    6,450,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.700     08/01/2044        6,886,536
--------------------------------------------------------------------------------------------------------------------
    6,040,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.750     02/01/2044        6,448,364
--------------------------------------------------------------------------------------------------------------------
    4,505,000   CA Rural Home Mtg. Finance Authority (Single Family Mtg.)      5.750     02/01/2046        4,837,379
--------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide CDA                                               5.000     09/02/2018          250,305
--------------------------------------------------------------------------------------------------------------------
      245,000   CA Statewide CDA                                               5.000     09/02/2019          244,221
--------------------------------------------------------------------------------------------------------------------
      245,000   CA Statewide CDA                                               5.125     09/02/2020          246,149
--------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Statewide CDA                                               5.125     09/02/2025        2,961,570
--------------------------------------------------------------------------------------------------------------------
    8,495,000   CA Statewide CDA                                               5.200     09/02/2036        8,338,437
--------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA                                               6.527 1   09/01/2028           26,240
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA                                               6.625     09/01/2027           25,029
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA                                               6.750     09/01/2037           53,518
--------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA                                               6.773 1   09/01/2034           16,741
--------------------------------------------------------------------------------------------------------------------
       15,000   CA Statewide CDA                                               7.000     07/01/2022           15,026
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA (Arc of San Diego) COP                        5.625     05/01/2021           25,534
--------------------------------------------------------------------------------------------------------------------
    5,400,000   CA Statewide CDA (Berkeley Montessori School)                  7.250     10/01/2033        5,948,586
--------------------------------------------------------------------------------------------------------------------
      265,000   CA Statewide CDA (California Odd Fellow Hsg.)                  5.500     10/01/2023          265,223
--------------------------------------------------------------------------------------------------------------------
      830,000   CA Statewide CDA (Citrus Gardens Apartments)                   6.500     07/01/2032          860,992
--------------------------------------------------------------------------------------------------------------------
    1,405,000   CA Statewide CDA (Citrus Gardens Apartments)                   9.000     07/01/2032        1,405,253
--------------------------------------------------------------------------------------------------------------------
    2,290,000   CA Statewide CDA (Clara)                                       5.050     01/20/2041        2,280,794
--------------------------------------------------------------------------------------------------------------------
   23,175,000   CA Statewide CDA (Daughters of Charity) 4                      5.250     07/01/2035       23,405,591
--------------------------------------------------------------------------------------------------------------------
    1,070,000   CA Statewide CDA (Drew School)                                 5.300     10/01/2037        1,051,724
--------------------------------------------------------------------------------------------------------------------
    1,250,000   CA Statewide CDA (East Tabor Apartments) 4                     6.850     08/20/2036        1,366,388
--------------------------------------------------------------------------------------------------------------------
    9,800,000   CA Statewide CDA (East Valley Tourist)                         9.250     10/01/2020       10,584,196
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (Eastfield Ming Quong)                        5.500     06/01/2012           50,553
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide CDA (Fairfield Apartments) 7                      7.250     01/01/2035        3,018,700
--------------------------------------------------------------------------------------------------------------------
    4,215,000   CA Statewide CDA (Family House & Hsg.
                Foundation-Torrence I)                                         7.000     04/20/2036        4,744,151
--------------------------------------------------------------------------------------------------------------------
   43,650,000   CA Statewide CDA (Foxdale Apartments)                          5.500     03/01/2040       42,803,627
--------------------------------------------------------------------------------------------------------------------
       60,000   CA Statewide CDA (GP Steinbeck)                                5.492 1   03/20/2022           25,841
--------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (Huntington Park Charter School)              5.250     07/01/2042          950,200
--------------------------------------------------------------------------------------------------------------------
    1,145,000   CA Statewide CDA (International School Peninsula)              5.000     11/01/2025        1,113,524
--------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (International School Peninsula)              5.000     11/01/2029          961,620


                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   5,000,000   CA Statewide CDA (John F. Kennedy University)                  6.750%    10/01/2033   $    5,419,000
--------------------------------------------------------------------------------------------------------------------
  100,000,000   CA Statewide CDA (Kaiser Permanente) 2,6                       4.371 8   04/01/2036       99,500,000
--------------------------------------------------------------------------------------------------------------------
    2,050,000   CA Statewide CDA (Kaiser Permanente) 4                         5.300     12/01/2015        2,113,427
--------------------------------------------------------------------------------------------------------------------
    2,750,000   CA Statewide CDA (Live Oak School)                             6.750     10/01/2030        2,930,703
--------------------------------------------------------------------------------------------------------------------
    6,000,000   CA Statewide CDA (Marin Montessori School)                     7.000     10/01/2033        6,576,900
--------------------------------------------------------------------------------------------------------------------
    6,590,000   CA Statewide CDA (Mountain Shadows Community)                  5.000     07/01/2031        6,608,518
--------------------------------------------------------------------------------------------------------------------
    1,400,000   CA Statewide CDA (Napa Valley Hospice)                         7.000     01/01/2034        1,494,094
--------------------------------------------------------------------------------------------------------------------
    1,650,000   CA Statewide CDA (Notre Dame de Namur University)              6.500     10/01/2023        1,779,360
--------------------------------------------------------------------------------------------------------------------
    1,635,000   CA Statewide CDA (Notre Dame de Namur University)              6.625     10/01/2033        1,765,816
--------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (Quail Ridge Apartments)                      5.250     07/01/2022           50,503
--------------------------------------------------------------------------------------------------------------------
    1,425,000   CA Statewide CDA (Quail Ridge Apartments)                      6.500     07/01/2032        1,465,983
--------------------------------------------------------------------------------------------------------------------
    2,060,000   CA Statewide CDA (Quail Ridge Apartments)                      9.000     07/01/2032        2,024,630
--------------------------------------------------------------------------------------------------------------------
      450,000   CA Statewide CDA (Rio Bravo)                                   6.300     12/01/2018          438,246
--------------------------------------------------------------------------------------------------------------------
    1,885,000   CA Statewide CDA (Sonoma Country Day School)                   6.000     01/01/2029        1,859,194
--------------------------------------------------------------------------------------------------------------------
      210,000   CA Statewide CDA (Stonehaven Student Hsg.)                     5.875     07/01/2032          221,342
--------------------------------------------------------------------------------------------------------------------
       15,000   CA Statewide CDA (Sutter Health Obligated Group)               5.500     08/15/2034           15,769
--------------------------------------------------------------------------------------------------------------------
      450,000   CA Statewide CDA (Sycamore)                                    6.000     03/20/2038          483,471
--------------------------------------------------------------------------------------------------------------------
    4,000,000   CA Statewide CDA (Turning Point) 4                             6.500     11/01/2031        4,219,200
--------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (Valleycare Health System)                    5.125     07/15/2031          971,760
--------------------------------------------------------------------------------------------------------------------
      240,000   CA Statewide CDA COP (Children's Hospital of Los Angeles)      5.250     08/15/2029          241,685
--------------------------------------------------------------------------------------------------------------------
      165,000   CA Statewide CDA COP (Internext Group)                         5.375     04/01/2030          165,096
--------------------------------------------------------------------------------------------------------------------
    1,065,000   CA Statewide CDA COP (Windward School)                         6.900     09/01/2023        1,088,089
--------------------------------------------------------------------------------------------------------------------
    9,000,000   CA Statewide CDA Linked PARS & INFLOS                          5.600 8   10/01/2011        9,380,430
--------------------------------------------------------------------------------------------------------------------
      270,000   CA Statewide CDA Special Tax Community
                Facilities District No. 97                                     6.842 1   09/01/2022          113,497
--------------------------------------------------------------------------------------------------------------------
   10,000,000   CA Statewide CDA, Series A                                     5.150     09/02/2037        9,738,500
--------------------------------------------------------------------------------------------------------------------
      490,000   CA Statewide CDA, Series A                                     5.200     09/02/2025          487,986
--------------------------------------------------------------------------------------------------------------------
    3,945,000   CA Statewide CDA, Series A                                     5.350     09/02/2035        3,964,843
--------------------------------------------------------------------------------------------------------------------
  141,950,000   CA Statewide Financing Authority Tobacco Settlement            6.250 1   06/01/2046       13,607,327
--------------------------------------------------------------------------------------------------------------------
   45,175,000   CA Statewide Financing Authority Tobacco Settlement            6.375 1   06/01/2046        4,106,859
--------------------------------------------------------------------------------------------------------------------
  220,000,000   CA Statewide Financing Authority Tobacco Settlement            7.876 1   06/01/2055        5,968,600
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                         6.000     05/01/2037        5,186,200
--------------------------------------------------------------------------------------------------------------------
   11,745,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                         6.000     05/01/2043       12,167,350
--------------------------------------------------------------------------------------------------------------------
   30,010,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                         6.000     05/01/2043       31,089,160
--------------------------------------------------------------------------------------------------------------------
    3,675,000   CA Valley Health System COP 4                                  6.875     05/15/2023        3,680,182
--------------------------------------------------------------------------------------------------------------------
      130,000   CA Valley Health System, Series A 4                            6.500     05/15/2025          131,542
--------------------------------------------------------------------------------------------------------------------
      120,000   CA Veterans GO                                                 4.700     12/01/2012          120,030


                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   CA Veterans GO, Series BP                                      5.500%    12/01/2026   $       25,016
--------------------------------------------------------------------------------------------------------------------
      165,000   CA Veterans GO, Series BR                                      5.250     12/01/2026          165,071
--------------------------------------------------------------------------------------------------------------------
   12,000,000   CA Veterans GO, Series BZ                                      5.350     12/01/2021       12,017,040
--------------------------------------------------------------------------------------------------------------------
       25,000   CA Water Resource Devel. GO, Series S                          5.500     04/01/2009           25,034
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Calexico Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                      5.500     09/01/2036        2,549,100
--------------------------------------------------------------------------------------------------------------------
    2,325,000   Calexico Community Facilities District No. 2005-1
                Special Tax (Hearthstone)                                      5.550     09/01/2036        2,371,221
--------------------------------------------------------------------------------------------------------------------
      145,000   Campbell (Civic Center) COP                                    5.250     10/01/2028          148,157
--------------------------------------------------------------------------------------------------------------------
       25,000   Carlsbad Improvement Bond Act 1915                             5.500     09/02/2028           25,155
--------------------------------------------------------------------------------------------------------------------
    1,480,000   Carlsbad Special Tax Community Facilities District No. 3       5.300     09/01/2036        1,498,559
--------------------------------------------------------------------------------------------------------------------
      200,000   Carlsbad Unified School District COP
                (Aviara Oaks Middle School)                                    5.300     06/01/2022          202,140
--------------------------------------------------------------------------------------------------------------------
    1,370,000   Carson Improvement Bond Act 1915                               7.375     09/02/2022        1,372,795
--------------------------------------------------------------------------------------------------------------------
    1,040,000   Carson Public Financing Authority                              5.000     09/02/2031        1,029,184
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Carson Redevel. Agency                                         6.000     01/01/2035        6,277,020
--------------------------------------------------------------------------------------------------------------------
       50,000   Central CA Joint Powers Health Financing Authority
                COP (CHCC/FCHMC/SHF Obligated Group)                           6.000     02/01/2030           53,209
--------------------------------------------------------------------------------------------------------------------
    2,190,000   Chino Community Facilities District Special Tax                5.150     09/01/2036        2,193,657
--------------------------------------------------------------------------------------------------------------------
       45,000   Chino Community Facilities District Special Tax                5.950     09/01/2033           46,917
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Chino Community Facilities District Special Tax                6.000     09/01/2028        1,258,056
--------------------------------------------------------------------------------------------------------------------
    1,340,000   Chino Community Facilities District Special Tax                6.000     09/01/2033        1,404,106
--------------------------------------------------------------------------------------------------------------------
       50,000   Chino Community Facilities District Special Tax No. 10         6.850     09/01/2020           53,880
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Chino Community Facilities District Special Tax No. 2005-1     5.000     09/01/2023          984,220
--------------------------------------------------------------------------------------------------------------------
    1,625,000   Chino Community Facilities District Special Tax No. 2005-1     5.000     09/01/2027        1,591,655
--------------------------------------------------------------------------------------------------------------------
    5,010,000   Chino Community Facilities District Special Tax No. 2005-1     5.000     09/01/2036        4,878,688
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Chino Hills COP                                                5.000     09/01/2026        7,000,910
--------------------------------------------------------------------------------------------------------------------
        5,000   Chino Valley Unified School District COP                       5.000     09/01/2026            5,167
--------------------------------------------------------------------------------------------------------------------
    2,175,000   Chowchilla Community Facilities Sales Tax District             5.000     09/01/2037        2,117,167
--------------------------------------------------------------------------------------------------------------------
    2,790,000   Chowchilla Redevel. Agency                                     5.000     08/01/2037        2,792,734
--------------------------------------------------------------------------------------------------------------------
    1,825,000   Chowchilla Redevel. Agency                                     5.000     08/01/2037        1,826,789
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Chula Vista Community Facilities District
                (Otay Ranch Village Seven)                                     5.250     09/01/2026        2,020,780
--------------------------------------------------------------------------------------------------------------------
    2,670,000   Chula Vista Community Facilities District
                (Otay Ranch Village Seven)                                     5.350     09/01/2036        2,703,402
--------------------------------------------------------------------------------------------------------------------
    3,655,000   Clearlake Public Financing Authority (Highlands Park)          5.000     10/01/2036        3,781,098
--------------------------------------------------------------------------------------------------------------------
    2,525,000   Coalinga Regional Medical Center COP                           5.125     03/01/2032        2,383,474
--------------------------------------------------------------------------------------------------------------------
    1,825,000   Coalinga Regional Medical Center COP                           5.750     09/01/2024        1,866,044
--------------------------------------------------------------------------------------------------------------------
    3,040,000   Coalinga Regional Medical Center COP                           6.000     09/01/2034        3,105,330
--------------------------------------------------------------------------------------------------------------------
    2,195,000   Colton Community Facilities District Special Tax               7.500     09/01/2020        2,320,247
--------------------------------------------------------------------------------------------------------------------
    2,800,000   Commerce Community Devel. Corp. Tax Allocation                 6.000     08/01/2021        2,858,352


                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,970,000   Contra Costa County Public Financing Authority
                (Contra Costa Centre)                                          5.000%    08/01/2035   $    3,974,645
--------------------------------------------------------------------------------------------------------------------
       30,000   Contra Costa County Public Financing Authority
                Tax Allocation                                                 5.850     08/01/2033           31,530
--------------------------------------------------------------------------------------------------------------------
       25,000   Contra Costa Water District                                    5.000     10/01/2022           25,053
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Corcoran Hospital District, Series A                           5.000     08/01/2035        4,004,320
--------------------------------------------------------------------------------------------------------------------
    2,005,000   Corona Community Facilities District (Buchanan Street)         5.150     09/01/2036        2,008,509
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Corona-Norco Unified School District Community
                Facilities District No. 04-1                                   5.200     09/01/2036        1,759,363
--------------------------------------------------------------------------------------------------------------------
      500,000   Downey Community Devel. Commission Tax Allocation
                (Downey Redevel.)                                              5.125     08/01/2028          502,455
--------------------------------------------------------------------------------------------------------------------
    8,450,000   Duarte COP (Hope National Medical Center) 4                    5.250     04/01/2031        8,533,486
--------------------------------------------------------------------------------------------------------------------
    3,280,000   East Palo Alto Redevel. Agency Tax Allocation
                (University Circle Gateway)                                    6.625     10/01/2029        3,485,525
--------------------------------------------------------------------------------------------------------------------
      400,000   Eastern CA Municipal Water District                            5.125     09/01/2035          400,216
--------------------------------------------------------------------------------------------------------------------
    3,740,000   Eastern CA Municipal Water District                            5.250     09/01/2035        3,772,912
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Eastern CA Municipal Water District
                (Crown Valley Village)                                         5.625     09/01/2034        1,530,390
--------------------------------------------------------------------------------------------------------------------
      200,000   Eastern CA Municipal Water District
                Community Facilities Special Tax                               5.000     09/01/2030          198,502
--------------------------------------------------------------------------------------------------------------------
      340,000   Eastern CA Municipal Water District
                Community Facilities Special Tax                               5.000     09/01/2037          333,503
--------------------------------------------------------------------------------------------------------------------
      200,000   Eastern CA Municipal Water District
                Community Facilities Special Tax                               5.100     09/01/2037          197,716
--------------------------------------------------------------------------------------------------------------------
      425,000   Eastern CA Municipal Water District
                Community Facilities Special Tax No. 2003-25                   5.000     09/01/2036          416,993
--------------------------------------------------------------------------------------------------------------------
       20,000   Eastern CA Municipal Water District
                Community Facilities Special Tax No. 2004-26                   5.000     09/01/2025           19,917
--------------------------------------------------------------------------------------------------------------------
      525,000   Eastern CA Municipal Water District
                Improvement Bond Act 1915                                      5.200     09/01/2036          527,809
--------------------------------------------------------------------------------------------------------------------
    1,725,000   Eastern CA Municipal Water District
                Improvement Bond Act 1915                                      5.500     09/02/2035        1,758,586
--------------------------------------------------------------------------------------------------------------------
    1,205,000   Eastern CA Municipal Water District
                Improvement Bond Act 1915 (Faircrest)                          5.250     09/01/2036        1,216,243
--------------------------------------------------------------------------------------------------------------------
    4,000,000   El Dorado County Special Tax                                   5.250     09/01/2035        3,991,080
--------------------------------------------------------------------------------------------------------------------
    1,900,000   El Dorado County Special Tax                                   5.350     09/01/2035        1,929,165
--------------------------------------------------------------------------------------------------------------------
    1,875,000   El Monte Public Finance Authority (Multiple Redevel.)          5.300     06/01/2038        1,884,131
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Elk Grove Special Tax Community Facilities
                District No. 2005-1X                                           5.200     09/01/2027        3,509,380
--------------------------------------------------------------------------------------------------------------------
   18,000,000   Elk Grove Special Tax Community Facilities
                District No. 2005-1X                                           5.250     09/01/2037       18,034,020
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Escondido Special Tax Community Facilities
                District No. 01 (Eureka)                                       5.100     09/01/2026        1,399,090


                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,800,000   Escondido Special Tax Community Facilities
                District No. 01 (Eureka)                                       5.150%    09/01/2036   $    2,804,900
--------------------------------------------------------------------------------------------------------------------
      700,000   Farmersville Unified School District COP                       5.000     08/01/2026          712,019
--------------------------------------------------------------------------------------------------------------------
      100,000   Fillmore Public Financing (Central City Redevel.)              5.500     06/01/2031          100,970
--------------------------------------------------------------------------------------------------------------------
      570,000   Fillmore Redevel. Agency Tax Allocation                        5.000     05/01/2014          573,038
--------------------------------------------------------------------------------------------------------------------
      760,000   Fillmore Redevel. Agency Tax Allocation                        5.000     05/01/2015          762,607
--------------------------------------------------------------------------------------------------------------------
      935,000   Fillmore Redevel. Agency Tax Allocation                        5.000     05/01/2016          937,225
--------------------------------------------------------------------------------------------------------------------
    1,080,000   Fillmore Redevel. Agency Tax Allocation                        5.000     05/01/2017        1,080,313
--------------------------------------------------------------------------------------------------------------------
    1,135,000   Fillmore Redevel. Agency Tax Allocation                        5.000     05/01/2018        1,131,640
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Fillmore Redevel. Agency Tax Allocation                        5.125     05/01/2021        3,991,840
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Fillmore Redevel. Agency Tax Allocation                        5.300     05/01/2023        3,022,650
--------------------------------------------------------------------------------------------------------------------
   13,000,000   Fillmore Redevel. Agency Tax Allocation                        5.375     05/01/2031       13,140,530
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Folsom Public Financing Authority                              5.200     09/01/2032        3,003,360
--------------------------------------------------------------------------------------------------------------------
      625,000   Folsom Special Tax Community Facilities District No. 10        6.300     09/01/2012          668,356
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Folsom Special Tax Community Facilities District No. 10        6.300     09/01/2012        1,050,020
--------------------------------------------------------------------------------------------------------------------
    3,270,000   Folsom Special Tax Community Facilities District No. 10        6.875     09/01/2019        3,533,856
--------------------------------------------------------------------------------------------------------------------
    5,230,000   Folsom Special Tax Community Facilities District No. 10        6.875     09/01/2019        5,530,254
--------------------------------------------------------------------------------------------------------------------
    2,615,000   Folsom Special Tax Community Facilities District No. 31        5.000     09/01/2026        2,581,659
--------------------------------------------------------------------------------------------------------------------
    5,195,000   Folsom Special Tax Community Facilities District No. 31        5.000     09/01/2036        5,097,126
--------------------------------------------------------------------------------------------------------------------
       10,000   Fontana Redevel. Agency (Jurupa Hills)                         5.500     10/01/2027           10,215
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Foothill Eastern Transportation Corridor
                Agency Toll Road 4                                             5.877 1   01/15/2030        2,716,300
--------------------------------------------------------------------------------------------------------------------
    5,100,000   Fremont Community Facilities District (Pacific Commons)        5.375     09/01/2036        5,166,453
--------------------------------------------------------------------------------------------------------------------
       20,000   Fremont Community Facilities District (Pacific Commons)        6.250     09/01/2026           20,826
--------------------------------------------------------------------------------------------------------------------
    5,180,000   Fullerton Redevel. Agency COP                                  5.000     04/01/2034        5,189,479
--------------------------------------------------------------------------------------------------------------------
    1,675,000   Hawthorne Community Redevel. Agency Special Tax                7.200     10/01/2025        1,728,600
--------------------------------------------------------------------------------------------------------------------
    1,180,000   Hawthorne Community Redevel. Agency Special Tax                7.200     10/01/2025        1,217,760
--------------------------------------------------------------------------------------------------------------------
    1,165,000   Heber Public Utilities District (Heber Meadows)                5.300     09/01/2035        1,181,764
--------------------------------------------------------------------------------------------------------------------
      785,000   Hemet Unified School District                                  5.125     09/01/2036          784,961
--------------------------------------------------------------------------------------------------------------------
    1,505,000   Hemet Unified School District                                  5.250     09/01/2035        1,518,244
--------------------------------------------------------------------------------------------------------------------
       50,000   Hesperia Improvement Bond Act 1915                             8.500     09/02/2024           51,659
--------------------------------------------------------------------------------------------------------------------
    1,370,000   Hesperia Public Financing Authority, Tranche A                 6.250     09/01/2035        1,371,082
--------------------------------------------------------------------------------------------------------------------
    3,375,000   Hesperia Public Financing Authority, Tranche B                 6.250     09/01/2035        3,377,666
--------------------------------------------------------------------------------------------------------------------
    3,355,000   Hesperia Public Financing Authority, Tranche C                 6.250     09/01/2035        3,357,650
--------------------------------------------------------------------------------------------------------------------
    1,070,000   Hesperia Unified School District                               5.000     09/01/2030        1,047,712
--------------------------------------------------------------------------------------------------------------------
      855,000   Hesperia Unified School District                               5.000     09/01/2037          832,266
--------------------------------------------------------------------------------------------------------------------
       50,000   Hesperia Unified School District                               5.200     09/01/2035           50,248
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Huntington Beach Community Facilities District
                Special Tax (Huntington Center)                                5.850     09/01/2033        1,550,940
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Huntington Park Public Financing Authority, Series A 2         6.200     10/01/2025        3,064,740


                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   Imperial County COP                                            6.000%    09/01/2009   $       10,013
--------------------------------------------------------------------------------------------------------------------
      870,000   Imperial County Special Tax                                    5.000     09/01/2026          848,546
--------------------------------------------------------------------------------------------------------------------
    1,070,000   Imperial County Special Tax                                    5.000     09/01/2037        1,049,552
--------------------------------------------------------------------------------------------------------------------
    3,385,000   Imperial County Special Tax                                    5.000     09/01/2037        3,320,313
--------------------------------------------------------------------------------------------------------------------
      295,000   Imperial County Special Tax                                    5.000     09/01/2037          289,363
--------------------------------------------------------------------------------------------------------------------
    1,550,000   Imperial County Special Tax                                    5.100     09/01/2037        1,532,299
--------------------------------------------------------------------------------------------------------------------
    3,710,000   Imperial County Special Tax                                    5.125     09/01/2037        3,626,377
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Independent Cities Lease Finance Authority (Caritas) 4         5.200     08/15/2045        7,040,040
--------------------------------------------------------------------------------------------------------------------
      130,000   Independent Cities Lease Finance Authority
                (El Granada Mobile Home Park)                                  6.000     05/15/2034          137,586
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Independent Cities Lease Finance Authority
                (San Juan Mobile Estates)                                      5.125     05/15/2041        3,020,880
--------------------------------------------------------------------------------------------------------------------
      500,000   Independent Cities Lease Finance Authority
                (San Juan Mobile Estates)                                      5.450     05/15/2026          502,555
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Independent Cities Lease Finance Authority
                (San Juan Mobile Estates)                                      5.850     05/15/2041        1,119,459
--------------------------------------------------------------------------------------------------------------------
    2,445,000   Indio Community Facilities District Special Tax                5.200     09/01/2027        2,454,095
--------------------------------------------------------------------------------------------------------------------
    2,215,000   Indio Community Facilities District Special Tax                5.250     09/01/2027        2,223,218
--------------------------------------------------------------------------------------------------------------------
    2,520,000   Indio Community Facilities District Special Tax                5.250     09/01/2036        2,533,835
--------------------------------------------------------------------------------------------------------------------
    4,095,000   Indio Community Facilities District Special Tax                5.250     09/01/2036        4,117,482
--------------------------------------------------------------------------------------------------------------------
      295,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                 5.000     09/01/2020          295,522
--------------------------------------------------------------------------------------------------------------------
      310,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                 5.000     09/01/2021          308,593
--------------------------------------------------------------------------------------------------------------------
      645,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                 5.050     09/01/2026          640,679
--------------------------------------------------------------------------------------------------------------------
    2,885,000   Indio Community Facilities District Special Tax
                (Sonora Wells)                                                 5.125     09/01/2036        2,884,856
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Indio Improvement Bond Act 1915 Assessment
                District No. 2003-03                                           6.125     09/02/2029        2,131,020
--------------------------------------------------------------------------------------------------------------------
       25,000   Indio Improvement Bond Act 1915 Assessment
                District No. 2003-5 (Sunburst)                                 5.875     09/02/2029           26,162
--------------------------------------------------------------------------------------------------------------------
    2,820,000   Indio Improvement Bond Act 1915 Assessment
                District No. 2004-03                                           5.500     09/02/2030        2,906,828
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Indio Public Financing Authority                               6.100     09/02/2029        2,149,460
--------------------------------------------------------------------------------------------------------------------
    4,250,000   Indio Redevel. Agency Tax, Series B                            6.500     08/15/2034        4,601,985
--------------------------------------------------------------------------------------------------------------------
      305,000   Industry COP 4                                                 5.300     08/01/2019          316,151
--------------------------------------------------------------------------------------------------------------------
       10,000   Irvine Improvement Bond Act 1915                               5.625     09/02/2024           10,303
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Jurupa Community Services District Special Tax                 5.000     09/01/2036        1,471,740
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Jurupa Community Services District Special Tax                 5.000     09/01/2036        1,962,320
--------------------------------------------------------------------------------------------------------------------
    1,540,000   Jurupa Unified School District                                 5.450     09/01/2035        1,568,629
--------------------------------------------------------------------------------------------------------------------
        5,000   King Community Devel. Agency (King City Redevel.)              6.400     09/01/2009            4,986


                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      50,000   King Community Devel. Agency (King City Redevel.)              6.750%    09/01/2016   $       50,103
--------------------------------------------------------------------------------------------------------------------
       30,000   Kingsburg Public Financing Authority                           8.000     09/15/2021           30,064
--------------------------------------------------------------------------------------------------------------------
    4,500,000   La Verne COP (Bethren Hillcrest Homes) 4                       6.625     02/15/2025        4,850,190
--------------------------------------------------------------------------------------------------------------------
    1,300,000   Laguna Beach Improvement Bond Act 1915
                Underground Utility Assessment No. 06-1                        5.500     09/02/2022        1,271,920
--------------------------------------------------------------------------------------------------------------------
      846,000   Lake Berryessa Resort Improvement District 9                   5.250     09/02/2017          845,628
--------------------------------------------------------------------------------------------------------------------
    1,440,000   Lake Berryessa Resort Improvement District 9                   5.250     09/02/2027        1,443,787
--------------------------------------------------------------------------------------------------------------------
    2,470,000   Lake Berryessa Resort Improvement District 9                   5.550     09/02/2037        2,475,360
--------------------------------------------------------------------------------------------------------------------
    2,020,000   Lake Elsinore Community Facilities District
                No. 2006-2 Special Tax (Viscaya)                               5.400     09/01/2036        2,052,562
--------------------------------------------------------------------------------------------------------------------
    1,665,000   Lake Elsinore Public Financing Authority, Series F             7.100     09/01/2020        1,701,946
--------------------------------------------------------------------------------------------------------------------
    1,325,000   Lake Elsinore Special Tax                                      5.150     09/01/2036        1,310,160
--------------------------------------------------------------------------------------------------------------------
      980,000   Lake Elsinore Special Tax                                      5.200     09/01/2026          982,548
--------------------------------------------------------------------------------------------------------------------
      920,000   Lake Elsinore Special Tax                                      5.200     09/01/2026          919,402
--------------------------------------------------------------------------------------------------------------------
    2,800,000   Lake Elsinore Special Tax                                      5.250     09/01/2037        2,789,360
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Lake Elsinore Special Tax                                      5.350     09/01/2036        1,107,997
--------------------------------------------------------------------------------------------------------------------
    1,210,000   Lake Elsinore Special Tax                                      5.350     09/01/2036        1,218,797
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Lake Elsinore Special Tax                                      5.450     09/01/2036        2,026,260
--------------------------------------------------------------------------------------------------------------------
    1,170,000   Lake Elsinore Unified School District                          5.000     09/01/2037        1,147,641
--------------------------------------------------------------------------------------------------------------------
    3,430,000   Lake Elsinore Unified School District                          5.350     09/01/2035        3,477,231
--------------------------------------------------------------------------------------------------------------------
    1,220,000   Lake Elsinore Unified School District                          5.350     09/01/2035        1,236,799
--------------------------------------------------------------------------------------------------------------------
    2,435,000   Lake Elsinore Unified School District                          5.400     09/01/2035        2,485,210
--------------------------------------------------------------------------------------------------------------------
    1,800,000   Lathrop Financing Authority (Water Supply)                     6.000     06/01/2035        1,881,162
--------------------------------------------------------------------------------------------------------------------
    3,430,000   Lathrop Improvement Bond Act 1915 (Mossdale Village)           5.100     09/02/2035        3,422,214
--------------------------------------------------------------------------------------------------------------------
       50,000   Lathrop Improvement Bond Act 1915 (Mossdale Village)           6.000     09/02/2022           51,523
--------------------------------------------------------------------------------------------------------------------
       20,000   Lathrop Improvement Bond Act 1915 (Mossdale Village)           6.125     09/02/2028           20,623
--------------------------------------------------------------------------------------------------------------------
       30,000   Lathrop Improvement Bond Act 1915 (Mossdale Village)           6.125     09/02/2033           30,920
--------------------------------------------------------------------------------------------------------------------
    4,490,000   Lathrop Special Tax Community Facilities District No. 03-2     7.000     09/01/2033        4,630,492
--------------------------------------------------------------------------------------------------------------------
      475,000   Lathrop Special Tax Community Facilities District No. 06-1     5.000     09/01/2015          479,855
--------------------------------------------------------------------------------------------------------------------
      445,000   Lathrop Special Tax Community Facilities District No. 06-1     5.000     09/01/2016          447,728
--------------------------------------------------------------------------------------------------------------------
      670,000   Lathrop Special Tax Community Facilities District No. 06-1     5.125     09/01/2017          679,688
--------------------------------------------------------------------------------------------------------------------
      800,000   Lathrop Special Tax Community Facilities District No. 06-1     5.125     09/01/2018          810,112
--------------------------------------------------------------------------------------------------------------------
    1,015,000   Lathrop Special Tax Community Facilities District No. 06-1     5.200     09/01/2019        1,030,743
--------------------------------------------------------------------------------------------------------------------
      505,000   Lathrop Special Tax Community Facilities District No. 06-1     5.250     09/01/2021          510,611
--------------------------------------------------------------------------------------------------------------------
    2,680,000   Lathrop Special Tax Community Facilities District No. 06-1     5.300     09/01/2026        2,698,117
--------------------------------------------------------------------------------------------------------------------
   15,305,000   Lathrop Special Tax Community Facilities District No. 06-1     5.375     09/01/2036       15,413,512
--------------------------------------------------------------------------------------------------------------------
      110,000   Lee Lake Water District Community Facilities
                District No. 1 (Sycamore Creek)                                6.000     09/01/2033          116,673
--------------------------------------------------------------------------------------------------------------------
      635,000   Lincoln Special Tax                                            5.000     09/01/2026          630,726
--------------------------------------------------------------------------------------------------------------------
    1,315,000   Lincoln Special Tax                                            5.000     09/01/2036        1,290,225


                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,305,000   Lindsay Redevel. Agency                                        5.000%    08/01/2025   $    1,320,869
--------------------------------------------------------------------------------------------------------------------
    2,290,000   Lindsay Redevel. Agency                                        5.000     08/01/2035        2,292,244
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Lindsay Redevel. Agency                                        5.000     08/01/2037        2,008,600
--------------------------------------------------------------------------------------------------------------------
       25,000   Loma Linda Collateralized Loan (Redlands)                      7.375     06/01/2009           25,686
--------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach Bond Finance Authority
                (Aquarium of the South Pacific)                                5.000     11/01/2026           25,837
--------------------------------------------------------------------------------------------------------------------
      150,000   Long Beach Special Tax (Towne Center)                          6.875     10/01/2025          151,977
--------------------------------------------------------------------------------------------------------------------
   10,165,000   Long Beach Special Tax Community Facilities
                District No. 7 (Douglas Park)                                  5.250     09/01/2037       10,050,847
--------------------------------------------------------------------------------------------------------------------
      135,000   Los Angeles Community Redevel. Agency
                (Angelus Plaza)                                                6.400     07/01/2023          137,723
--------------------------------------------------------------------------------------------------------------------
    1,675,000   Los Angeles Community Redevel. Agency
                (Grand Central Square)                                         5.000     12/01/2026        1,684,966
--------------------------------------------------------------------------------------------------------------------
    4,700,000   Los Angeles Community Redevel. Agency
                (Manchester Social Services)                                   5.000     09/01/2030        4,820,743
--------------------------------------------------------------------------------------------------------------------
      200,000   Los Angeles Dept. of Water & Power, Series A                   5.125     07/01/2041          204,256
--------------------------------------------------------------------------------------------------------------------
   17,585,000   Los Angeles Harbor Dept., Series A 6                           5.000     08/01/2025       18,187,448
--------------------------------------------------------------------------------------------------------------------
   18,495,000   Los Angeles Harbor Dept., Series A 6                           5.000     08/01/2026       19,095,972
--------------------------------------------------------------------------------------------------------------------
    5,230,000   Los Angeles Hsg. (Park Plaza) 4                                5.500     01/20/2043        5,394,693
--------------------------------------------------------------------------------------------------------------------
    5,530,000   Los Angeles Hsg. Authority 4                                   5.000     06/01/2033        5,544,544
--------------------------------------------------------------------------------------------------------------------
    5,370,000   Los Angeles Hsg. Authority 4                                   5.000     06/01/2037        5,375,853
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Los Angeles IDA (Santee Court Parking Facility)                5.000     12/01/2020        1,519,275
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Los Angeles IDA (Santee Court Parking Facility)                5.000     12/01/2027        1,105,885
--------------------------------------------------------------------------------------------------------------------
       25,000   Los Angeles Regional Airports Improvement Corp.
                (United Airlines) 7,10                                         8.800     11/15/2021           24,988
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Los Angeles Unified School District 6                          5.625     07/01/2015        5,265,775
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Los Angeles Unified School District 6                          5.625     07/01/2016        5,265,775
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Los Angeles Unified School District 6                          5.625     07/01/2017        3,159,465
--------------------------------------------------------------------------------------------------------------------
    9,500,000   Los Angeles Water & Power System 6                             5.000     07/01/2024        9,598,943
--------------------------------------------------------------------------------------------------------------------
       25,000   Los Banos COP 2                                                6.000     12/01/2019           25,021
--------------------------------------------------------------------------------------------------------------------
       15,000   Los Gatos Union School District                                5.000     08/01/2024           15,471
--------------------------------------------------------------------------------------------------------------------
       65,000   M-S-R Public Power Agency (San Juan)                           6.000     07/01/2022           71,311
--------------------------------------------------------------------------------------------------------------------
      135,000   Madera County COP (Valley Children's Hospital)                 5.750     03/15/2028          135,284
--------------------------------------------------------------------------------------------------------------------
      925,000   Madera Special Tax                                             5.000     09/01/2036          900,756
--------------------------------------------------------------------------------------------------------------------
       50,000   Marina Community Facilities District Special Tax               6.250     09/01/2023           51,560
--------------------------------------------------------------------------------------------------------------------
    4,575,000   Maywood Community Devel. Commission
                (Maywood Redevel.)                                             5.000     08/01/2032        4,589,366
--------------------------------------------------------------------------------------------------------------------
      100,000   Mendocino Coast Healthcare District                            5.875     02/01/2020          100,739
--------------------------------------------------------------------------------------------------------------------
    1,375,000   Mendota Joint Powers Financing Authority Wastewater 4          5.150     07/01/2035        1,378,355
--------------------------------------------------------------------------------------------------------------------
      610,000   Menifee Union School District Special Tax                      5.000     09/01/2026          598,575
--------------------------------------------------------------------------------------------------------------------
    3,520,000   Menifee Union School District Special Tax                      5.000     09/01/2036        3,453,683


                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     915,000   Menifee Union School District Special Tax                      5.200%    09/01/2030   $      922,778
--------------------------------------------------------------------------------------------------------------------
      400,000   Menifee Union School District Special Tax                      5.200     09/01/2035          401,980
--------------------------------------------------------------------------------------------------------------------
      500,000   Menifee Union School District Special Tax                      5.250     09/01/2035          503,945
--------------------------------------------------------------------------------------------------------------------
    1,010,000   Menifee Union School District Special Tax                      5.250     09/01/2036        1,018,221
--------------------------------------------------------------------------------------------------------------------
      690,000   Menifee Union School District Special Tax                      5.500     09/01/2034          703,904
--------------------------------------------------------------------------------------------------------------------
      385,000   Menifee Union School District Special Tax                      5.500     09/01/2034          392,758
--------------------------------------------------------------------------------------------------------------------
   13,000,000   Merced Irrigation District 6                                   5.250     09/01/2036       13,694,590
--------------------------------------------------------------------------------------------------------------------
    2,930,000   Merced Special Tax                                             5.000     09/01/2036        2,874,799
--------------------------------------------------------------------------------------------------------------------
      500,000   Merced Special Tax                                             5.100     09/01/2035          495,190
--------------------------------------------------------------------------------------------------------------------
       25,000   Metropolitan Water District of Southern CA, Series A           5.000     07/01/2037           25,297
--------------------------------------------------------------------------------------------------------------------
    1,785,000   Mission Springs Water District                                 5.200     09/02/2032        1,797,709
--------------------------------------------------------------------------------------------------------------------
       25,000   Mission Viejo Community Devel.
                (City Hall Construction/Library)                               5.000     05/01/2028           25,481
--------------------------------------------------------------------------------------------------------------------
       50,000   Modesto Health Facility (Sutter Health/Alta Bates
                Medical Center/Berkeley Long-Term Care Company
                Obligated Group)                                               5.250     06/01/2021           51,038
--------------------------------------------------------------------------------------------------------------------
   22,500,000   Modesto Irrigation District (Domestic Water) 6                 4.210 8   09/01/2037       22,421,250
--------------------------------------------------------------------------------------------------------------------
      445,000   Modesto Irrigation District COP 4                              5.300     07/01/2022          445,490
--------------------------------------------------------------------------------------------------------------------
       15,000   Modesto Multifamily Hsg. (Valley Oak)                          5.450     05/01/2028           15,265
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Modesto Special Tax Community Facilities District No. 4        5.150     09/01/2036        2,988,660
--------------------------------------------------------------------------------------------------------------------
    4,250,000   Moorpark Community Facilities District No. 2004-1
                (Moorpark Highlands)                                           5.300     09/01/2038        4,300,193
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Moreno Valley Special Tax Community
                Facilities District No. 5                                      5.000     09/01/2037        1,226,113
--------------------------------------------------------------------------------------------------------------------
      815,000   Moreno Valley Unified School District
                Community Facilities District                                  5.000     09/01/2036          799,645
--------------------------------------------------------------------------------------------------------------------
    1,475,000   Moreno Valley Unified School District
                Community Facilities District                                  5.150     09/01/2035        1,471,667
--------------------------------------------------------------------------------------------------------------------
      680,000   Moreno Valley Unified School District
                Community Facilities District                                  5.200     09/01/2036          683,475
--------------------------------------------------------------------------------------------------------------------
      100,000   Mountain View Los Altos Union High School
                District COP 4                                                 5.250     08/01/2040          100,596
--------------------------------------------------------------------------------------------------------------------
      700,000   Murrieta Community Facilities District Special Tax
                (Bremerton)                                                    5.625     09/01/2034          726,831
--------------------------------------------------------------------------------------------------------------------
    1,810,000   Murrieta Community Facilities District Special Tax
                (Creekside Village)                                            5.200     09/01/2035        1,849,187
--------------------------------------------------------------------------------------------------------------------
      240,000   Murrieta Community Facilities District Special Tax
                (Meadowlane/Amberwalk)                                         5.125     09/01/2035          240,058
--------------------------------------------------------------------------------------------------------------------
      875,000   Murrieta Community Facilities District Special Tax
                (Murrieta Fields)                                              5.250     09/01/2035          880,189
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Murrieta Community Facilities District Special Tax
                (Murrieta Springs)                                             5.500     09/01/2034        2,535,875


                   38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   Murrieta Valley Unified School District Special Tax            5.250%    09/01/2037   $       25,183
--------------------------------------------------------------------------------------------------------------------
      370,000   Murrieta Valley Unified School District Special Tax            5.375     09/01/2026          375,828
--------------------------------------------------------------------------------------------------------------------
      680,000   Murrieta Valley Unified School District Special Tax            5.450     09/01/2038          692,893
--------------------------------------------------------------------------------------------------------------------
       25,000   Murrieta Water Public Financing Authority                      6.600     10/01/2016           25,095
--------------------------------------------------------------------------------------------------------------------
    1,020,000   Napa-Vallejo Waste Management Authority
                (Solid Waste Transfer Facility)                                5.300     02/15/2012        1,040,288
--------------------------------------------------------------------------------------------------------------------
   15,000,000   Northern CA Gas Authority 6                                    4.311 8   07/01/2027       14,700,000
--------------------------------------------------------------------------------------------------------------------
       40,000   Northern CA Gas Authority                                      4.191 8   07/01/2017           39,400
--------------------------------------------------------------------------------------------------------------------
      300,000   Northern CA Power Agency (Hydroelectric)                       5.000     07/01/2028          305,271
--------------------------------------------------------------------------------------------------------------------
    1,025,000   Northern CA Power Agency (Hydroelectric) 4                     5.125     07/01/2023        1,044,434
--------------------------------------------------------------------------------------------------------------------
   23,675,000   Northern CA Tobacco Securitization Authority (TASC) 4          5.500     06/01/2045       23,542,183
--------------------------------------------------------------------------------------------------------------------
  157,335,000   Northern CA Tobacco Securitization Authority (TASC) 4          6.700 1   06/01/2045       13,425,396
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Northstar Community Services District 4                        5.000     09/01/2037        4,980,500
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Northstar Community Services District 4                        5.550     09/01/2036        6,123,360
--------------------------------------------------------------------------------------------------------------------
      900,000   Oakley Public Finance Authority                                5.200     09/02/2026          910,170
--------------------------------------------------------------------------------------------------------------------
    4,445,000   Oakley Public Finance Authority                                5.250     09/02/2036        4,488,117
--------------------------------------------------------------------------------------------------------------------
    4,060,000   Orange Unified School District 4                               5.375     09/01/2036        4,126,300
--------------------------------------------------------------------------------------------------------------------
       30,000   Oxnard School District                                         5.000     08/01/2031           30,648
--------------------------------------------------------------------------------------------------------------------
    1,555,000   Palm Desert Financing Authority 4                              5.000 1   08/01/2014        1,113,380
--------------------------------------------------------------------------------------------------------------------
      440,000   Palm Desert Financing Authority                                5.050 1   08/01/2015          299,746
--------------------------------------------------------------------------------------------------------------------
      390,000   Palm Desert Financing Authority                                5.100 1   08/01/2016          251,687
--------------------------------------------------------------------------------------------------------------------
      230,000   Palm Desert Financing Authority                                5.650 1   04/01/2018          131,726
--------------------------------------------------------------------------------------------------------------------
    1,020,000   Palm Desert Financing Authority                                5.650 1   08/01/2018          574,046
--------------------------------------------------------------------------------------------------------------------
      265,000   Palm Desert Financing Authority                                5.750 1   04/01/2019          141,229
--------------------------------------------------------------------------------------------------------------------
    1,165,000   Palm Desert Financing Authority                                5.750 1   08/01/2019          610,006
--------------------------------------------------------------------------------------------------------------------
      305,000   Palm Desert Financing Authority                                5.850 1   04/01/2020          151,966
--------------------------------------------------------------------------------------------------------------------
    1,310,000   Palm Desert Financing Authority                                5.850 1   08/01/2020          641,114
--------------------------------------------------------------------------------------------------------------------
      340,000   Palm Desert Financing Authority                                5.950 1   04/01/2021          157,668
--------------------------------------------------------------------------------------------------------------------
    1,450,000   Palm Desert Financing Authority                                5.950 1   08/01/2021          660,229
--------------------------------------------------------------------------------------------------------------------
      380,000   Palm Desert Financing Authority                                6.000 1   04/01/2022          164,445
--------------------------------------------------------------------------------------------------------------------
    1,605,000   Palm Desert Financing Authority                                6.000 1   08/01/2022          681,788
--------------------------------------------------------------------------------------------------------------------
      395,000   Palm Desert Financing Authority                                6.010 1   04/01/2023          161,148
--------------------------------------------------------------------------------------------------------------------
    1,755,000   Palm Desert Financing Authority                                6.010 1   08/01/2023          702,842
--------------------------------------------------------------------------------------------------------------------
      410,000   Palm Desert Financing Authority                                6.020 1   04/01/2024          157,661
--------------------------------------------------------------------------------------------------------------------
    1,910,000   Palm Desert Financing Authority                                6.020 1   08/01/2024          721,006
--------------------------------------------------------------------------------------------------------------------
      430,000   Palm Desert Financing Authority                                6.030 1   04/01/2025          155,170
--------------------------------------------------------------------------------------------------------------------
    2,070,000   Palm Desert Financing Authority                                6.030 1   08/01/2025          733,194
--------------------------------------------------------------------------------------------------------------------
      445,000   Palm Desert Financing Authority                                6.040 1   04/01/2026          150,793
--------------------------------------------------------------------------------------------------------------------
    2,235,000   Palm Desert Financing Authority                                6.040 1   08/01/2026          743,294
--------------------------------------------------------------------------------------------------------------------
      465,000   Palm Desert Financing Authority                                6.050 1   04/01/2027          148,186


                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,400,000   Palm Desert Financing Authority                                6.050% 1  08/01/2027   $      437,850
--------------------------------------------------------------------------------------------------------------------
      480,000   Palm Desert Financing Authority                                6.060 1   04/01/2028          143,462
--------------------------------------------------------------------------------------------------------------------
    1,415,000   Palm Desert Financing Authority                                6.060 1   08/01/2028          414,991
--------------------------------------------------------------------------------------------------------------------
      500,000   Palm Desert Financing Authority                                6.070 1   04/01/2029          140,485
--------------------------------------------------------------------------------------------------------------------
    1,370,000   Palm Desert Financing Authority 4                              6.070 1   08/01/2029          377,709
--------------------------------------------------------------------------------------------------------------------
      520,000   Palm Desert Financing Authority                                6.080 1   04/01/2030          137,436
--------------------------------------------------------------------------------------------------------------------
    1,430,000   Palm Desert Financing Authority 4                              6.080 1   08/01/2030          370,871
--------------------------------------------------------------------------------------------------------------------
      540,000   Palm Desert Financing Authority                                6.090 1   04/01/2031          134,228
--------------------------------------------------------------------------------------------------------------------
    1,495,000   Palm Desert Financing Authority 4                              6.090 1   08/01/2031          364,645
--------------------------------------------------------------------------------------------------------------------
      560,000   Palm Desert Financing Authority                                6.100 1   04/01/2032          130,782
--------------------------------------------------------------------------------------------------------------------
    1,560,000   Palm Desert Financing Authority 4                              6.100 1   08/01/2032          357,474
--------------------------------------------------------------------------------------------------------------------
      580,000   Palm Desert Financing Authority                                6.100 1   04/01/2033          127,554
--------------------------------------------------------------------------------------------------------------------
    1,625,000   Palm Desert Financing Authority 4                              6.100 1   08/01/2033          350,659
--------------------------------------------------------------------------------------------------------------------
      590,000   Palm Desert Financing Authority                                6.100 1   04/01/2034          122,183
--------------------------------------------------------------------------------------------------------------------
    1,705,000   Palm Desert Financing Authority 4                              6.100 1   08/01/2034          346,456
--------------------------------------------------------------------------------------------------------------------
    2,075,000   Palm Desert Financing Authority 4                              6.100 1   08/01/2035          396,719
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1                                            5.150     09/01/2027        2,921,160
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1                                            5.200     09/01/2037        8,700,840
--------------------------------------------------------------------------------------------------------------------
    2,335,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1-A                                          5.250     09/01/2026        2,342,425
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1-A                                          5.450     09/01/2032        6,113,760
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Palm Desert Special Tax Community Facilities
                District No. 2005-1-A                                          5.500     09/01/2036        8,157,120
--------------------------------------------------------------------------------------------------------------------
      500,000   Palm Springs Airport Passenger Facilities
                (Palm Springs International Airport) 4                         5.450     07/01/2020          506,845
--------------------------------------------------------------------------------------------------------------------
    2,685,000   Palm Springs Airport Passenger Facilities
                (Palm Springs International Airport) 4                         5.550     07/01/2028        2,709,487
--------------------------------------------------------------------------------------------------------------------
       20,000   Palm Springs Financing Authority
                (Palm Springs Regional Airport)                                5.250     01/01/2028           20,316
--------------------------------------------------------------------------------------------------------------------
       10,000   Palm Springs Improvement Bond Act 1915                         5.550     09/02/2023           10,270
--------------------------------------------------------------------------------------------------------------------
      100,000   Palmdale Community Facilities District Special Tax             5.400     09/01/2035          102,045
--------------------------------------------------------------------------------------------------------------------
    5,765,000   Palmdale Community Facilities District Special Tax             6.250     09/01/2035        6,124,736
--------------------------------------------------------------------------------------------------------------------
       20,000   Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                                         5.750     09/02/2022           20,419
--------------------------------------------------------------------------------------------------------------------
      120,000   Perris Community Facilities District (May Farms)               5.150     09/01/2035          120,323
--------------------------------------------------------------------------------------------------------------------
    1,390,000   Perris Community Facilities District Special Tax               5.300     09/01/2035        1,410,002
--------------------------------------------------------------------------------------------------------------------
    2,115,000   Perris Community Facilities District Special Tax               5.300     09/01/2035        2,137,905
--------------------------------------------------------------------------------------------------------------------
    2,085,000   Perris Community Facilities District Special Tax
                (Amber Oaks)                                                   6.000     09/01/2034        2,222,297


                   40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,500,000   Perris Community Facilities District Special Tax
                (Chaparral Ridge)                                              6.250%    09/01/2033   $    2,692,925
--------------------------------------------------------------------------------------------------------------------
    1,310,000   Perris Community Facilities District Special Tax, Series A     5.750     09/01/2035        1,371,714
--------------------------------------------------------------------------------------------------------------------
    3,605,000   Perris Community Facilities District Special Tax, Series B     6.000     09/01/2034        3,842,389
--------------------------------------------------------------------------------------------------------------------
    4,350,000   Perris Public Financing Authority                              5.350     10/01/2036        4,407,768
--------------------------------------------------------------------------------------------------------------------
       10,000   Perris Public Financing Authority, Series A                    6.000     09/01/2023           10,675
--------------------------------------------------------------------------------------------------------------------
       80,000   Perris Public Financing Authority, Series A                    6.125     09/01/2034           86,337
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Perris Public Financing Authority, Series A                    6.250     09/01/2033        1,346,463
--------------------------------------------------------------------------------------------------------------------
       95,000   Pittsburg Infrastructure Financing Authority, Series A         5.600     09/02/2024           97,662
--------------------------------------------------------------------------------------------------------------------
       25,000   Pleasant Hill Community Facilities District Special Tax        6.000     09/01/2032           25,922
--------------------------------------------------------------------------------------------------------------------
    1,275,000   Plumas Elementary School District Community
                Facilities District No. 2                                      5.625     06/01/2037        1,249,602
--------------------------------------------------------------------------------------------------------------------
    1,220,000   Plumas Elementary School District COP                          5.200     06/01/2027        1,225,807
--------------------------------------------------------------------------------------------------------------------
    2,620,000   Plumas Elementary School District COP                          5.250     06/01/2037        2,628,332
--------------------------------------------------------------------------------------------------------------------
      500,000   Pomona (Single Family Mtg.), Series B                          7.500     08/01/2023          637,845
--------------------------------------------------------------------------------------------------------------------
    1,155,000   Pomona Public Financing Authority                              5.000     02/01/2026        1,140,597
--------------------------------------------------------------------------------------------------------------------
   10,640,000   Port of Oakland, Series G 6                                    5.375     11/01/2025       10,878,283
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Port of Oakland, Series K 6                                    5.750     11/01/2015        5,203,550
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Port of Oakland, Series K 6                                    5.875     11/01/2017        5,219,625
--------------------------------------------------------------------------------------------------------------------
   20,100,000   Port of Oakland, Series L 6                                    5.000     11/01/2032       20,394,867
--------------------------------------------------------------------------------------------------------------------
       25,000   Port of Oakland, Series L 4                                    5.000     11/01/2023           25,519
--------------------------------------------------------------------------------------------------------------------
      400,000   Port of Oakland, Series L 4                                    5.000     11/01/2032          405,868
--------------------------------------------------------------------------------------------------------------------
    9,720,000   Port of Oakland, Series N 6                                    5.000     11/01/2022        9,935,201
--------------------------------------------------------------------------------------------------------------------
      750,000   Poway Hsg. (Poinsetta Mobile Home Park) 4                      5.000     05/01/2023          758,588
--------------------------------------------------------------------------------------------------------------------
    7,500,000   Poway Unified School District Special Tax
                Community Facilities District No. 14                           5.250     09/01/2036        7,567,050
--------------------------------------------------------------------------------------------------------------------
    5,250,000   Poway Unified School District Special Tax
                Community Facilities District No. 14                           5.250     09/01/2036        5,296,935
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Ramona Unified School District COP                             0.000 5   05/01/2032        2,404,290
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Rancho Cordova Community Facilities District
                Special Tax (Sunridge Anatolia)                                6.000     09/01/2028        2,045,760
--------------------------------------------------------------------------------------------------------------------
       25,000   Rancho Cordova Community Facilities District
                Special Tax (Sunridge Anatolia)                                6.000     09/01/2033           25,569
--------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Cordova Community Facilities District
                Special Tax (Sunridge Anatolia)                                6.100     09/01/2037           20,451
--------------------------------------------------------------------------------------------------------------------
      600,000   Rancho Cucamonga Community Facilities District
                Special Tax (Amador)                                           5.000     09/01/2027          591,378
--------------------------------------------------------------------------------------------------------------------
    1,260,000   Rancho Cucamonga Community Facilities District
                Special Tax (Amador)                                           5.000     09/01/2037        1,235,921
--------------------------------------------------------------------------------------------------------------------
   13,585,000   Rancho Cucamonga Community Facilities District
                Special Tax (Etiwanda)                                         5.375     09/01/2036       13,828,579


                   41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     570,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                         5.000%    09/01/2027   $      561,809
--------------------------------------------------------------------------------------------------------------------
    1,120,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                         5.000     09/01/2037        1,098,597
--------------------------------------------------------------------------------------------------------------------
    2,400,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                         5.375     09/01/2036        2,443,032
--------------------------------------------------------------------------------------------------------------------
       25,000   Rancho Mirage Improvement Bond Act 1915                        5.750     09/02/2026           25,567
--------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Santa Fe Community Services District Special Tax        6.600     09/01/2023           20,921
--------------------------------------------------------------------------------------------------------------------
    2,575,000   Redding Electric System COP RIBS 4                             8.812 3   07/08/2022        3,440,226
--------------------------------------------------------------------------------------------------------------------
       10,000   Redding Improvement Bond Act 1915
                (Tierra Oaks Assessment District 1993-1)                       7.000     09/02/2012            9,939
--------------------------------------------------------------------------------------------------------------------
      500,000   Rialto Special Tax Community Facilities District No. 2006-1    5.250     09/01/2026          505,195
--------------------------------------------------------------------------------------------------------------------
    1,490,000   Rialto Special Tax Community Facilities District No. 2006-1    5.350     09/01/2036        1,514,034
--------------------------------------------------------------------------------------------------------------------
       25,000   Richgrove School District                                      6.375     07/01/2018           25,155
--------------------------------------------------------------------------------------------------------------------
    2,660,000   Richmond Joint Powers Financing Authority
                (Westridge Hilltop Apartments) 4                               5.000     12/15/2026        2,632,176
--------------------------------------------------------------------------------------------------------------------
    2,165,000   Richmond Joint Powers Financing Authority
                (Westridge Hilltop Apartments) 4                               5.000     12/15/2033        2,119,838
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Rio Elementary School District                                 5.200     09/01/2035        5,010,050
--------------------------------------------------------------------------------------------------------------------
    7,780,000   Rio Vista Community Facilities District Special Tax No. 1      5.125     09/01/2036        7,664,000
--------------------------------------------------------------------------------------------------------------------
   15,445,000   River Islands Public Financing Authority                       5.200     09/01/2037       15,043,430
--------------------------------------------------------------------------------------------------------------------
      100,000   River Islands Public Financing Authority                       6.000     09/01/2027          101,976
--------------------------------------------------------------------------------------------------------------------
       25,000   River Islands Public Financing Authority                       6.000     09/01/2035           25,565
--------------------------------------------------------------------------------------------------------------------
      700,000   Riverbank Redevel. Agency (Riverbank Reinvestment)             5.000     08/01/2032          686,777
--------------------------------------------------------------------------------------------------------------------
    3,545,000   Riverbank Redevel. Agency (Riverbank Reinvestment)             5.000     08/01/2037        3,477,468
--------------------------------------------------------------------------------------------------------------------
      890,000   Riverbank Redevel. Agency (Riverbank Reinvestment)             5.000     08/01/2037          873,046
--------------------------------------------------------------------------------------------------------------------
       25,000   Riverside County Community Facilities District Special Tax     5.600     09/01/2019           25,619
--------------------------------------------------------------------------------------------------------------------
   17,500,000   Riverside County Public Financing Authority 4                  5.000     10/01/2035       18,001,025
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Riverside Improvement Bond Act 1915
                (Hunter Park Assessment District)                              5.200     09/02/2036        1,503,060
--------------------------------------------------------------------------------------------------------------------
      335,000   Riverside Improvement Bond Act 1915
                (Sycamore Canyon Assessment District)                          8.500     09/02/2012          336,008
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Riverside Special Tax Community Facilities
                District No. 92-1, Series A                                    5.300     09/01/2034        2,027,980
--------------------------------------------------------------------------------------------------------------------
      365,000   Riverside Unified School District                              5.250     09/01/2027          365,975
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Riverside Unified School District                              5.250     09/01/2035        1,008,800
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Riverside Unified School District                              5.250     09/01/2035        1,549,828
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Riverside Unified School District                              5.375     09/01/2037        1,003,810
--------------------------------------------------------------------------------------------------------------------
       25,000   Riverside Unified School District                              5.500     09/01/2032           25,403
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Romoland School District Special Tax                           5.375     09/01/2038        2,024,740
--------------------------------------------------------------------------------------------------------------------
    7,745,000   Roseville Special Tax                                          5.050     09/01/2030        7,739,424


                   42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,115,000   Roseville Special Tax (Diamond Creek)                          5.000%    09/01/2026   $    1,087,504
--------------------------------------------------------------------------------------------------------------------
    4,850,000   Roseville Special Tax (Diamond Creek)                          5.000     09/01/2037        4,721,039
--------------------------------------------------------------------------------------------------------------------
    8,135,000   Roseville Special Tax (Fiddyment Ranch)                        5.250     09/01/2036        8,207,727
--------------------------------------------------------------------------------------------------------------------
    3,445,000   Roseville Special Tax (Stone Point)                            5.250     09/01/2036        3,475,798
--------------------------------------------------------------------------------------------------------------------
      235,000   Sacramento City Financing Authority
                (Convention Center Hotel) 4                                    6.250     01/01/2030          237,858
--------------------------------------------------------------------------------------------------------------------
       35,000   Sacramento County Airport System, Series B 4                   5.750     07/01/2024           35,053
--------------------------------------------------------------------------------------------------------------------
  108,000,000   Sacramento County Sanitation District
                Financing Authority 6                                          4.120 8   12/01/2035      107,352,000
--------------------------------------------------------------------------------------------------------------------
       75,000   Sacramento Health Facility (Center for Aids Research
                Education and Services) 4                                      5.300     01/01/2024           76,105
--------------------------------------------------------------------------------------------------------------------
   12,580,000   Sacramento Hsg. Authority (Northpointe Park Apartments) 6      5.000     06/01/2037       12,742,597
--------------------------------------------------------------------------------------------------------------------
    2,515,000   Sacramento Hsg. Authority (Summerfield)                        5.000     01/20/2048        2,474,182
--------------------------------------------------------------------------------------------------------------------
        5,000   Sacramento Municipal Utility District 4                        5.000     08/15/2028            5,143
--------------------------------------------------------------------------------------------------------------------
       15,000   Sacramento Special Tax (North Natomas
                Community Facilities)                                          6.000     09/01/2033           15,771
--------------------------------------------------------------------------------------------------------------------
       50,000   Salinas Redevel. Agency Tax Allocation
                (Central City Revitalization)                                  5.500     11/01/2023           50,895
--------------------------------------------------------------------------------------------------------------------
      125,000   San Bernardino County COP (Medical Center Financing) 4         5.500     08/01/2024          125,163
--------------------------------------------------------------------------------------------------------------------
      150,000   San Bernardino Joint Powers Financing Authority
                (California Dept. of Transportation Lease)                     5.500     12/01/2020          150,875
--------------------------------------------------------------------------------------------------------------------
    1,850,000   San Bernardino Joint Powers Financing Authority
                (Tax Allocation)                                               6.625     04/01/2026        2,000,794
--------------------------------------------------------------------------------------------------------------------
    1,410,000   San Bernardino Mountains Community Hospital
                District COP 2                                                 5.000     02/01/2027        1,367,968
--------------------------------------------------------------------------------------------------------------------
    3,235,000   San Bernardino Mountains Community Hospital
                District COP 2                                                 5.000     02/01/2037        3,070,241
--------------------------------------------------------------------------------------------------------------------
    5,000,000   San Bernardino Redevel. (San Sevaine)                          5.000     09/01/2035        5,004,750
--------------------------------------------------------------------------------------------------------------------
    1,225,000   San Diego County COP 4                                         5.700     02/01/2028        1,224,853
--------------------------------------------------------------------------------------------------------------------
    3,750,000   San Diego County COP (Developmental Service
                Foundation)                                                    5.500     09/01/2027        3,820,463
--------------------------------------------------------------------------------------------------------------------
    1,775,000   San Diego County Redevel. Agency (Gillespie Field)             5.400     12/01/2025        1,757,552
--------------------------------------------------------------------------------------------------------------------
    6,645,000   San Diego County Redevel. Agency (Gillespie Field)             5.750     12/01/2032        6,631,178
--------------------------------------------------------------------------------------------------------------------
      140,000   San Diego Hsg. Authority (Park Crest Properties) 4             5.450     08/20/2040          142,086
--------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Improvement Bond Act 1915                            6.200     09/02/2033           35,043
--------------------------------------------------------------------------------------------------------------------
       50,000   San Diego Public Facilities Financing Authority                5.000     05/15/2025           50,041
--------------------------------------------------------------------------------------------------------------------
       15,000   San Diego Public Facilities Financing Authority 4              5.000     05/15/2029           15,364
--------------------------------------------------------------------------------------------------------------------
       50,000   San Diego Public Facilities Financing Authority                5.250     05/15/2027           50,547
--------------------------------------------------------------------------------------------------------------------
      100,000   San Diego Public Facilities Financing Authority                5.250     05/15/2027          101,094
--------------------------------------------------------------------------------------------------------------------
    3,000,000   San Diego Public Facilities Financing Authority
                (Southcrest)                                                   5.250     10/01/2032        3,089,130
--------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Public Facilities Financing Authority, Series B 4    5.000     05/15/2029           35,719


                   43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,000,000   San Diego Sewer 4                                              5.000%    05/15/2023   $    1,000,820
--------------------------------------------------------------------------------------------------------------------
    1,650,000   San Diego Sewer, Series A 4                                    5.000     05/15/2023        1,650,363
--------------------------------------------------------------------------------------------------------------------
    2,815,000   San Diego Sewer, Series A 4                                    5.250     05/15/2020        2,824,149
--------------------------------------------------------------------------------------------------------------------
       50,000   San Diego State University Foundation Auxiliary
                Organization 4                                                 5.000     03/01/2032           51,524
--------------------------------------------------------------------------------------------------------------------
    9,780,000   San Diego Unified School District 6                            5.250     07/01/2023       10,541,031
--------------------------------------------------------------------------------------------------------------------
    7,525,000   San Diego Unified School District, Series D 6                  5.000     07/01/2027        7,903,594
--------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco Bay Area Rapid Transit District                  5.000     07/01/2028           15,261
--------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County Airports Commission 4              5.000     05/01/2020           55,684
--------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports Commission                5.000     05/01/2023           15,465
--------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission 4              5.000     05/01/2028           20,162
--------------------------------------------------------------------------------------------------------------------
      245,000   San Francisco City & County Airports Commission 4              5.000     05/01/2029          247,109
--------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission                5.000     05/01/2029           20,172
--------------------------------------------------------------------------------------------------------------------
       65,000   San Francisco City & County Airports Commission 4              5.000     05/01/2030           65,692
--------------------------------------------------------------------------------------------------------------------
      100,000   San Francisco City & County Airports Commission 4              5.250     05/01/2031          102,346
--------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports Commission
                (SFO Fuel Company)                                             5.250     01/01/2024           15,200
--------------------------------------------------------------------------------------------------------------------
      200,000   San Francisco City & County Airports Commission
                Special Facilities Lease (SFO Fuel Company)                    5.250     01/01/2022          202,714
--------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County Financing Corp.
                (Comb Emergency Communications) 4                              5.500     04/01/2020           55,079
--------------------------------------------------------------------------------------------------------------------
      435,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                            5.630 1   08/01/2020          214,259
--------------------------------------------------------------------------------------------------------------------
      590,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                            5.750 1   08/01/2022          256,143
--------------------------------------------------------------------------------------------------------------------
      615,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                            5.800 1   08/01/2023          250,717
--------------------------------------------------------------------------------------------------------------------
      540,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                            5.850 1   08/01/2024          206,680
--------------------------------------------------------------------------------------------------------------------
      420,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                            5.900 1   08/01/2025          151,948
--------------------------------------------------------------------------------------------------------------------
    2,745,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                            5.904 1   08/01/2030          738,158
--------------------------------------------------------------------------------------------------------------------
    6,035,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                            5.958 1   08/01/2034        1,272,782
--------------------------------------------------------------------------------------------------------------------
      450,000   San Francisco City & County Redevel. Financing
                Authority, Series A                                            5.000     08/01/2017          450,473
--------------------------------------------------------------------------------------------------------------------
    6,490,000   San Jacinto Financing Authority, Tranche A                     6.600     09/01/2033        6,213,915
--------------------------------------------------------------------------------------------------------------------
    6,345,000   San Jacinto Financing Authority, Tranche B                     6.600     09/01/2033        5,947,295
--------------------------------------------------------------------------------------------------------------------
    6,530,000   San Jacinto Financing Authority, Tranche C                     6.600     09/01/2033        5,658,114
--------------------------------------------------------------------------------------------------------------------
      500,000   San Jacinto Unified School District Special Tax                5.100     09/01/2036          498,100
--------------------------------------------------------------------------------------------------------------------
       50,000   San Joaquin Hills Transportation Corridor Agency 4             5.250     01/15/2030           50,818


                   44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     400,000   San Joaquin Hills Transportation Corridor Agency               5.375%    01/15/2029   $      407,468
--------------------------------------------------------------------------------------------------------------------
       35,000   San Jose Improvement Bond Act 1915                             5.875     09/02/2023           36,063
--------------------------------------------------------------------------------------------------------------------
    1,270,000   San Jose Multifamily Hsg. (Almaden Senior Hsg. Partners) 4     5.350     07/15/2034        1,306,005
--------------------------------------------------------------------------------------------------------------------
    1,400,000   San Jose Multifamily Hsg. (Fallen Leaves Apartments) 4         5.150     06/01/2036        1,432,844
--------------------------------------------------------------------------------------------------------------------
    6,500,000   San Jose Redevel. Agency                                       5.000     08/01/2032        6,516,380
--------------------------------------------------------------------------------------------------------------------
       25,000   San Jose Special Tax Community Facilities
                District No. 9 (Bailey Highway 101)                            6.600     09/01/2027           26,954
--------------------------------------------------------------------------------------------------------------------
       25,000   San Jose Unified School District COP                           5.125     06/01/2022           25,023
--------------------------------------------------------------------------------------------------------------------
    1,500,000   San Leandro Community Facilities
                District No. 1 Special Tax                                     6.400     09/01/2019        1,545,270
--------------------------------------------------------------------------------------------------------------------
    2,980,000   San Marcos Public Facilities Authority                         5.050     09/01/2038        2,940,753
--------------------------------------------------------------------------------------------------------------------
    6,000,000   San Marcos Special Tax                                         5.950     09/01/2035        6,226,920
--------------------------------------------------------------------------------------------------------------------
      300,000   San Mateo Joint Powers Financing Authority 4                   5.125     07/15/2032          305,856
--------------------------------------------------------------------------------------------------------------------
       35,000   San Mateo Sewer, Series A 4                                    5.000     08/01/2025           35,333
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Santa Ana Financing Authority (Mainplace)                      5.600     09/01/2019        1,056,020
--------------------------------------------------------------------------------------------------------------------
    5,125,000   Santa Clara County Financing Authority
                (Hsg. Authority Office)                                        5.000     09/01/2038        5,296,739
--------------------------------------------------------------------------------------------------------------------
      575,000   Santa Clara County Hsg. Authority
                (Rivertown Apartments) 4                                       6.000     08/01/2041          600,530
--------------------------------------------------------------------------------------------------------------------
       50,000   Santa Clarita Community Facilities District Special Tax        5.850     11/15/2032           52,032
--------------------------------------------------------------------------------------------------------------------
    3,845,000   Santaluz Special Tax Community Facilities District No. 2       6.375     09/01/2030        3,848,653
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Seal Beach Community Facilities District
                (Pacific Gateway Business Center)                              5.300     09/01/2036        2,017,840
--------------------------------------------------------------------------------------------------------------------
       10,000   Seaside Redevel. Agency Tax Allocation                         5.375     08/01/2033           10,305
--------------------------------------------------------------------------------------------------------------------
    1,090,000   Shafter Community Devel. Agency Tax Allocation                 5.400     11/01/2026        1,105,358
--------------------------------------------------------------------------------------------------------------------
    3,335,000   Shafter Community Devel. Agency Tax Allocation                 5.450     11/01/2036        3,389,194
--------------------------------------------------------------------------------------------------------------------
   34,000,000   Silicon Valley Tobacco Securitization Authority                5.621 1   06/01/2036        6,753,420
--------------------------------------------------------------------------------------------------------------------
   21,465,000   Silicon Valley Tobacco Securitization Authority                5.680 1   06/01/2041        3,179,396
--------------------------------------------------------------------------------------------------------------------
   43,990,000   Silicon Valley Tobacco Securitization Authority                5.700 1   06/01/2047        4,643,584
--------------------------------------------------------------------------------------------------------------------
   17,650,000   Silicon Valley Tobacco Securitization Authority                5.850 1   06/01/2047        1,730,406
--------------------------------------------------------------------------------------------------------------------
  165,000,000   Silicon Valley Tobacco Securitization Authority                6.300 1   06/01/2056        8,075,100
--------------------------------------------------------------------------------------------------------------------
  100,000,000   Silicon Valley Tobacco Securitization Authority                6.850 1   06/01/2056        3,753,000
--------------------------------------------------------------------------------------------------------------------
      355,000   Soledad Redevel. Agency (Soledad Redevel.)                     5.350     12/01/2028          363,499
--------------------------------------------------------------------------------------------------------------------
       15,000   Sonoma County Community Redevel. Agency (Roseland)             7.900     08/01/2013           15,253
--------------------------------------------------------------------------------------------------------------------
    1,585,000   South El Monte Improvement District (Merged Area) 4            5.000     08/01/2030        1,593,052
--------------------------------------------------------------------------------------------------------------------
    5,245,000   South El Monte Improvement District (Merged Area) 4            5.000     08/01/2035        5,251,137
--------------------------------------------------------------------------------------------------------------------
    5,460,000   Southern CA Logistics Airport Authority 4                      5.000     12/01/2043        5,582,522
--------------------------------------------------------------------------------------------------------------------
   19,335,000   Southern CA Logistics Airport Authority                        5.000     12/01/2043       19,768,877
--------------------------------------------------------------------------------------------------------------------
   97,775,000   Southern CA Tobacco Securitization Authority                   7.100 1   06/01/2046        6,874,560
--------------------------------------------------------------------------------------------------------------------
    8,130,000   Southern CA Tobacco Securitization Authority (TASC)            5.000     06/01/2037        7,553,583


                   45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      15,000   Spreckels Union School District                                6.125%    08/01/2018   $       15,184
--------------------------------------------------------------------------------------------------------------------
    4,340,000   Stanislaus County Redevel. (Keyes Storm Drain)                 5.375     08/01/2036        4,410,482
--------------------------------------------------------------------------------------------------------------------
    1,450,000   Stockton Public Financing Authority, Series A 4                5.000     09/01/2022        1,480,189
--------------------------------------------------------------------------------------------------------------------
    1,450,000   Stockton Public Financing Authority, Series A                  5.000     09/01/2023        1,475,897
--------------------------------------------------------------------------------------------------------------------
    1,325,000   Stockton Public Financing Authority, Series A                  5.000     09/01/2024        1,346,717
--------------------------------------------------------------------------------------------------------------------
    1,350,000   Stockton Public Financing Authority, Series A                  5.000     09/01/2025        1,368,144
--------------------------------------------------------------------------------------------------------------------
    3,025,000   Stockton Public Financing Authority, Series A                  5.250     09/01/2031        3,109,549
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Stockton Public Financing Authority, Series A                  5.250     07/01/2037       10,257,400
--------------------------------------------------------------------------------------------------------------------
      220,000   Stockton Public Financing Authority, Series A 4                5.875     09/02/2016          221,756
--------------------------------------------------------------------------------------------------------------------
       10,000   Suisun City Public Financing Authority
                (Suisun City Redevel.)                                         5.200     10/01/2028           10,108
--------------------------------------------------------------------------------------------------------------------
       15,000   Sulphur Springs Unified School District Community
                Facilities District No. 2002-1-A                               6.000     09/01/2033           15,768
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Tehachapi Redevel. Agency Tax                                  5.250     12/01/2035        1,537,710
--------------------------------------------------------------------------------------------------------------------
    2,240,000   Tejon Ranch Public Facilities Finance Authority
                Special Tax (Community Facilities District No. 1)              7.200     09/01/2030        2,311,523
--------------------------------------------------------------------------------------------------------------------
       20,000   Temecula Public Financing Authority Community
                Facilities District (Harveston)                                5.100     09/01/2036           19,924
--------------------------------------------------------------------------------------------------------------------
      100,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                4.000     09/01/2007           99,985
--------------------------------------------------------------------------------------------------------------------
      990,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                4.900     09/01/2013          952,915
--------------------------------------------------------------------------------------------------------------------
      165,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                5.000     09/01/2014          158,384
--------------------------------------------------------------------------------------------------------------------
      740,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                5.050     09/01/2015          707,536
--------------------------------------------------------------------------------------------------------------------
      805,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                5.100     09/01/2016          766,424
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                5.450     09/01/2026        7,439,200
--------------------------------------------------------------------------------------------------------------------
   13,790,000   Temecula Public Financing Authority Community
                Facilities District (Roripaugh)                                5.500     09/01/2036       12,573,446
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Temecula Valley Unified School District Community
                Facilities District No. 03-2                                   5.500     09/01/2035        2,039,720
--------------------------------------------------------------------------------------------------------------------
    1,025,000   Tracy Community Facilities District                            5.700     09/01/2026        1,045,828
--------------------------------------------------------------------------------------------------------------------
    3,105,000   Tracy Community Facilities District                            5.750     09/01/2036        3,167,907
--------------------------------------------------------------------------------------------------------------------
    1,080,000   Tracy Community Facilities District                            5.750     09/01/2036        1,101,881
--------------------------------------------------------------------------------------------------------------------
      100,000   Travis Unified School District COP                             5.450     09/01/2027          103,131
--------------------------------------------------------------------------------------------------------------------
    4,560,000   Trinity County COP 2                                           8.500     01/15/2026        4,621,013
--------------------------------------------------------------------------------------------------------------------
       50,000   Truckee-Donner Public Utility District Special Tax             6.100     09/01/2033           51,529
--------------------------------------------------------------------------------------------------------------------
       60,000   Turlock Public Financing Authority                             5.450     09/01/2024           61,172
--------------------------------------------------------------------------------------------------------------------
    1,600,000   Tustin Community Facilities District Special Tax
                (John Lang Homes)                                              5.500     09/01/2034        1,637,104


                   46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      35,000   Union City Special Tax Community Facilities
                District No. 1997-1                                            5.800%    09/01/2028   $       36,077
--------------------------------------------------------------------------------------------------------------------
   40,000,000   University of California (Regents Medical Center) 6            4.381 8   05/15/2047       39,970,000
--------------------------------------------------------------------------------------------------------------------
       10,000   Upland Community Facilities District (San Antonio)             6.000     09/01/2024           10,689
--------------------------------------------------------------------------------------------------------------------
    3,750,000   Upland Community Facilities District (San Antonio)             6.100     09/01/2034        3,999,225
--------------------------------------------------------------------------------------------------------------------
      100,000   Upland Community Facilities District Special Tax               5.900     09/01/2024          104,426
--------------------------------------------------------------------------------------------------------------------
      200,000   Vacaville Improvement Bond Act 1915
                (Nut Tree Assessment District)                                 5.600     09/02/2025          205,874
--------------------------------------------------------------------------------------------------------------------
      195,000   Vacaville Public Financing Authority                           5.400     09/01/2022          195,525
--------------------------------------------------------------------------------------------------------------------
    2,635,000   Val Verde Unified School District                              6.000     10/01/2021        2,814,233
--------------------------------------------------------------------------------------------------------------------
      415,000   Val Verde Unified School District Special Tax                  5.450     09/01/2036          427,147
--------------------------------------------------------------------------------------------------------------------
       30,000   Vallejo COP (Touro University)                                 7.375     06/01/2029           31,733
--------------------------------------------------------------------------------------------------------------------
       30,000   Vallejo Public Financing Authority COP                         5.250     07/15/2029           31,144
--------------------------------------------------------------------------------------------------------------------
    1,375,000   Valley Sanitation District                                     5.200     09/02/2030        1,377,943
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Ventura County Area Hsg. Authority
                (Mira Vista Senior Apartments) 4                               5.150     12/01/2031        2,024,240
--------------------------------------------------------------------------------------------------------------------
    5,015,000   Ventura County Area Hsg. Authority
                (Mira Vista Senior Apartments)                                 5.200     12/01/2039        5,071,920
--------------------------------------------------------------------------------------------------------------------
       15,000   Ventura County Superintendent of Schools Office COP            5.000     12/01/2033           15,282
--------------------------------------------------------------------------------------------------------------------
       30,000   West Hills Community College District                          5.000     08/01/2029           30,502
--------------------------------------------------------------------------------------------------------------------
      125,000   West Patterson Financing Authority Special Tax                 6.100     09/01/2032          134,433
--------------------------------------------------------------------------------------------------------------------
    4,900,000   West Sacramento Financing Authority Special Tax                6.100     09/01/2029        4,994,178
--------------------------------------------------------------------------------------------------------------------
    2,000,000   West Sacramento Special Tax Community Facilities
                District No. 23                                                5.300     09/01/2037        1,992,440
--------------------------------------------------------------------------------------------------------------------
       50,000   Western Hills Water District Special Tax
                (Diablo Grande Community Facilities No. 1)                     6.700     09/01/2020           52,824
--------------------------------------------------------------------------------------------------------------------
       50,000   Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                           6.000     09/01/2024           51,022
--------------------------------------------------------------------------------------------------------------------
    4,160,000   Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                           6.125     09/01/2031        4,300,733
--------------------------------------------------------------------------------------------------------------------
    2,305,000   Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                           6.875     09/01/2031        2,434,172
--------------------------------------------------------------------------------------------------------------------
      700,000   Westside Union School District                                 5.000     09/01/2026          674,541
--------------------------------------------------------------------------------------------------------------------
    2,080,000   Westside Union School District                                 5.000     09/01/2036        2,010,320
--------------------------------------------------------------------------------------------------------------------
    4,200,000   Westside Union School District                                 5.250     09/01/2036        4,237,548
--------------------------------------------------------------------------------------------------------------------
      750,000   Whittier Redevel. Agency Tax Allocation                        5.000     11/01/2038          740,018
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Whittier Redevel. Agency Tax Allocation                        5.050     11/01/2038        1,457,415
--------------------------------------------------------------------------------------------------------------------
       50,000   Whittier Redevel. Agency Tax Allocation (Whittier Blvd.)       5.700     11/01/2019           50,069
--------------------------------------------------------------------------------------------------------------------
       10,000   William S. Hart Union School District                          6.000     09/01/2033           10,478
--------------------------------------------------------------------------------------------------------------------
       10,000   Woodland Special Tax Community Facilities District No. 1       6.000     09/01/2028           10,674


                   47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   5,300,000   Yuba City Redevel. Agency                                      5.250%    09/01/2039   $    5,439,602
--------------------------------------------------------------------------------------------------------------------
       15,000   Yucaipa Redevel. Agency (Eldorado Palms Mobile Home) 4         6.000     05/01/2030           15,415
                                                                                                      --------------
                                                                                                       2,680,471,573

--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--9.4%
    3,250,000   Northern Mariana Islands Ports Authority, Series A 4           5.500     03/15/2031        3,237,000
--------------------------------------------------------------------------------------------------------------------
    1,955,000   Northern Mariana Islands Ports Authority, Series A 4           6.250     03/15/2028        1,957,170
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2035       10,227,100
--------------------------------------------------------------------------------------------------------------------
   11,315,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2022       11,819,762
--------------------------------------------------------------------------------------------------------------------
   11,000,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2023       11,484,880
--------------------------------------------------------------------------------------------------------------------
   11,385,000   Puerto Rico Commonwealth GO 4                                  5.250     07/01/2024       11,984,648
--------------------------------------------------------------------------------------------------------------------
    7,395,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2026        7,784,495
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2030        5,252,100
--------------------------------------------------------------------------------------------------------------------
   24,900,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2032       26,099,682
--------------------------------------------------------------------------------------------------------------------
      595,000   Puerto Rico HFC (Homeowner Mtg.) 4                             5.200     12/01/2032          601,152
--------------------------------------------------------------------------------------------------------------------
      195,000   Puerto Rico Highway & Transportation Authority, Series G       5.000     07/01/2042          197,732
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority, Series K 4     5.000     07/01/2030        2,049,160
--------------------------------------------------------------------------------------------------------------------
    7,175,000   Puerto Rico Highway & Transportation Authority, Series M       5.000     07/01/2046        7,299,917
--------------------------------------------------------------------------------------------------------------------
   35,000,000   Puerto Rico Highway & Transportation Authority, Series N 6     4.120 8   07/01/2045       34,790,000
--------------------------------------------------------------------------------------------------------------------
    6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities) 4                6.625     06/01/2026        6,478,123
--------------------------------------------------------------------------------------------------------------------
    2,290,000   Puerto Rico ITEMECF (Mennonite General Hospital) 4             6.500     07/01/2012        2,297,397
--------------------------------------------------------------------------------------------------------------------
    6,900,000   Puerto Rico Municipal Finance Agency, Series A 4               5.250     08/01/2023        7,242,102
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Puerto Rico Municipal Finance Agency, Series A                 5.250     08/01/2025        1,572,315
--------------------------------------------------------------------------------------------------------------------
   33,715,000   Puerto Rico Port Authority (American Airlines), Series A 4     6.250     06/01/2026       33,777,710
--------------------------------------------------------------------------------------------------------------------
    6,625,000   Puerto Rico Port Authority (American Airlines), Series A       6.300     06/01/2023        6,627,783
--------------------------------------------------------------------------------------------------------------------
   27,000,000   V.I. Public Finance Authority (Hovensa Coker)                  6.500     07/01/2021       28,814,130
--------------------------------------------------------------------------------------------------------------------
    4,515,000   V.I. Public Finance Authority, Series A 4                      6.375     10/01/2019        4,853,038
--------------------------------------------------------------------------------------------------------------------
    5,150,000   V.I. Public Finance Authority, Series E                        6.000     10/01/2022        5,295,702
                                                                                                      --------------
                                                                                                         231,743,098

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,874,804,834)-118.5%                                               2,912,214,671
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(18.5)                                                            (455,363,527)
                                                                                                      --------------
NET ASSETS-100.0%                                                                                     $2,456,851,144
                                                                                                      ==============


                   48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

2. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $115,880,463, which represents 4.72% of the Fund's net assets. See Note 5 of accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7. Issue is in default. See Note 1 of accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes.

10. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
AHEF      American Heritage Education Foundation
CDA       Communities Devel. Authority
CHCC      Community Hospitals of Central California
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax Exempt Receipts
ECHS      Escondido Charter High School
FCHMC     Fresno Community Hospital & Medical Center
GO        General Obligation
GP        General Purpose
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HK-8CS    Heritage 8-K Charter School
IDA       Industrial Devel. Agency
INFLOS    Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
PARS      Periodic Auction Reset Securities
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Long
SHF       Sierra Hospital Foundation
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands


                   49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                        VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreements                  $   721,852,391      24.8%
Special Tax                                               565,029,535      19.4
General Obligation                                        214,852,658       7.4
Single Family Housing                                     199,916,899       6.9
Hospital/Health Care                                      181,835,704       6.2
Tax Increment Financing (TIF)                             174,070,770       6.0
Marine/Aviation Facilities                                123,908,147       4.3
Electric Utilities                                        119,155,169       4.1
Multifamily Housing                                       119,061,478       4.1
Special Assessment                                        103,328,822       3.3
Higher Education                                           50,532,643       1.7
Water Utilities                                            49,294,409       1.7
Municipal Leases                                           48,068,748       1.7
Highways/Commuter Facilities                               47,511,395       1.6
Airlines                                                   40,430,481       1.4
Education                                                  37,684,417       1.3
Oil, Gas & Consumable Fuels                                28,853,530       1.0
Resource Recovery                                          19,762,429       0.7
Gas Utilities                                              16,397,370       0.6
Casino                                                     10,584,196       0.4
Adult Living Facilities                                    10,108,789       0.3
Not-for-Profit Organization                                 8,099,382       0.3
Sewer Utilities                                             5,763,430       0.2
Government Appropriation                                    5,525,853       0.2
Sales Tax Revenue                                           5,310,963       0.2
Parking Fee Revenue                                         2,625,160       0.1
Multiline Retail                                            2,105,676       0.1
Hotels, Restaurants & Leisure                                 237,858       0.0
Student Housing                                               221,342       0.0
Telephone Utilities                                            55,079       0.0
Automobiles                                                    29,948       0.0
                                                      --------------------------
Total                                                 $ 2,912,214,671     100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,874,804,834)--see accompanying statement of investments   $  2,912,214,671
----------------------------------------------------------------------------------------------------------
Cash                                                                                           10,026,788
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       30,610,530
Investments sold                                                                               22,950,432
Shares of beneficial interest sold                                                             11,113,500
Other                                                                                              55,410
                                                                                         -----------------
Total assets                                                                                2,986,971,331

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                460,930,000
Investments purchased (including $4,756,000 purchased on a
when-issued basis or forward commitment)                                                       34,184,827
Payable on borrowings (See Note 6)                                                             24,100,000
Shares of beneficial interest redeemed                                                          7,810,572
Dividends                                                                                       1,850,244
Distribution and service plan fees                                                                519,524
Interest expense on borrowings                                                                    350,084
Trustees' compensation                                                                            196,004
Transfer and shareholder servicing agent fees                                                      59,429
Shareholder communications                                                                         24,450
Other                                                                                              95,053
                                                                                         -----------------
Total liabilities                                                                             530,120,187

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $  2,456,851,144
                                                                                         =================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $        215,064
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  2,428,340,296
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (1,650,063)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (7,463,990)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                     37,409,837
                                                                                         -----------------
NET ASSETS                                                                               $  2,456,851,144
                                                                                         =================


                   51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,907,201,790 and
166,882,281 shares of beneficial interest outstanding)                                            $ 11.43
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $ 12.00
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,992,433 and 5,857,529 shares
of beneficial interest outstanding)                                                               $ 11.44
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $482,656,921 and 42,324,565 shares
of beneficial interest outstanding)                                                               $ 11.40

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Interest                                                                                    $ 118,630,484
----------------------------------------------------------------------------------------------------------
Other income                                                                                        1,341
                                                                                            --------------
Total investment income                                                                       118,631,825

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                 8,486,762
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         3,941,927
Class B                                                                                           680,604
Class C                                                                                         3,617,457
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           411,491
Class B                                                                                            39,606
Class C                                                                                           128,311
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            49,682
Class B                                                                                             4,397
Class C                                                                                            14,076
----------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                 9,746,370
----------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                  1,870,013
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            123,091
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       114,193
----------------------------------------------------------------------------------------------------------
Other                                                                                             333,387
                                                                                            --------------
Total expenses                                                                                 29,561,367
Less reduction to custodian expenses                                                              (90,226)
                                                                                            --------------
Net expenses                                                                                   29,471,141

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          89,160,684

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
----------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                               (4,504,881)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                          (14,738,656)

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $  69,917,147
                                                                                            ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                     2007             2006
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   89,160,684   $   52,319,051
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                          (4,504,881)         639,056
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            (14,738,656)      (1,677,737)
                                                                              --------------------------------
Net increase in net assets resulting from operations                              69,917,147       51,280,370

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (74,272,037)     (47,693,962)
Class B                                                                           (2,631,066)      (2,801,541)
Class C                                                                          (14,015,585)      (6,728,044)
                                                                              --------------------------------
                                                                                 (90,918,688)     (57,223,547)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          709,301,068      596,412,265
Class B                                                                            2,657,860        5,353,808
Class C                                                                          255,912,065      153,276,896
                                                                              --------------------------------
                                                                                 967,870,993      755,042,969

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                   946,869,452      749,099,792
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,509,981,692      760,881,900
                                                                              --------------------------------

End of period (including accumulated net investment income (loss) of
$(1,650,063) and $107,941, respectively)                                      $2,456,851,144   $1,509,981,692
                                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                               $     69,917,147
----------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                          (1,203,086,008)
Proceeds from disposition of investment securities                                            216,238,524
Short-term investment securities, net                                                        (218,948,838)
Premium amortization                                                                            4,029,790
Discount accretion                                                                            (11,038,585)
Net realized loss on investments                                                                4,504,881
Net change in unrealized appreciation on investments                                           14,738,656
Increase in interest receivable                                                               (11,341,379)
Increase in receivable for securities sold                                                     (7,942,441)
Increase in other assets                                                                          (25,960)
Increase in payable for securities purchased                                                    6,381,008
Increase in payable for accrued expenses                                                          646,694
                                                                                         -----------------
Net cash used in operating activities                                                      (1,135,936,511)

----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                 766,600,000
Payments on bank borrowings                                                                  (762,800,000)
Proceeds from short-term floating rate notes issued                                           254,550,000
Proceeds from shares sold                                                                   1,282,640,268
Payment on shares redeemed                                                                   (360,250,687)
Cash distributions paid                                                                       (35,633,092)
                                                                                         -----------------
Net cash provided by financing activities                                                   1,145,106,489
----------------------------------------------------------------------------------------------------------
Net increase in cash                                                                            9,179,978
----------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                           846,810
                                                                                         -----------------
Cash, ending balance                                                                     $     10,026,788
                                                                                         =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $54,760,581.

Cash paid for interest on bank borrowings--$1,551,891.

Cash paid for interest on short-term floating rate notes issued--$9,746,370.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                                     2007            2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     11.44     $     11.52     $   10.31     $    9.97     $   10.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .53 1           .55 1         .62 1         .68           .63
Net realized and unrealized gain (loss)                               --            (.02)         1.21           .27          (.66)
                                                             -----------------------------------------------------------------------
Total from investment operations                                     .53             .53          1.83           .95          (.03)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.54)           (.61)         (.62)         (.61)         (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $     11.43     $     11.44     $   11.52     $   10.31     $    9.97
                                                             =======================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                  4.67%           4.74%        18.20%         9.54%        (0.57)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $ 1,907,202     $ 1,213,319     $ 621,736     $ 401,491     $ 385,141
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $ 1,603,883     $   901,717     $ 477,934     $ 400,452     $ 410,237
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                               4.56%           4.85%         5.59%         6.52%         5.88%
Expenses excluding interest and fees on
short-term floating rate notes issued                               0.81%           0.92%         0.92%         1.00%         0.96%
Interest and fees on short-term floating
rate notes issued 4                                                 0.48%           0.52%         0.34%         0.20%         0.17%
                                                             -----------------------------------------------------------------------
Total expenses                                                      1.29%           1.44%         1.26%         1.20%         1.13%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                  1.29%           1.44%         1.26%         1.17%         1.13%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               11%             43%            4%           27%           50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS B     YEAR ENDED JULY 31,                                      2007          2006          2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $   11.44     $   11.53     $   10.31     $    9.97     $    10.61
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .44 1         .47 1         .54 1         .64            .55
Net realized and unrealized gain (loss)                               .01          (.04)         1.22           .22           (.68)
                                                                --------------------------------------------------------------------
Total from investment operations                                      .45           .43          1.76           .86           (.13)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.45)         (.52)         (.54)         (.52)          (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   11.44     $   11.44     $   11.53     $   10.31     $     9.97
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                   3.94%         3.83%        17.40%         8.70%         (1.42)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $  66,992     $  64,421     $  59,530     $  65,991     $  101,079
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $  68,193     $  61,780     $  61,244     $  84,482     $  118,611
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                3.79%         4.11%         4.90%         5.76%          5.09%
Expenses excluding interest and fees on
short-term floating rate notes issued                                1.60%         1.71%         1.69%         1.77%          1.73%
Interest and fees on short-term floating
rate notes issued 4                                                  0.48%         0.52%         0.34%         0.20%          0.17%
                                                                --------------------------------------------------------------------
Total expenses                                                       2.08%         2.23%         2.03%         1.97%          1.90%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                   2.08%         2.23%         2.03%         1.94%          1.90%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                11%           43%            4%           27%            50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                                      2007           2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $    11.41     $    11.50     $   10.29     $    9.95     $   10.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .44 1          .46 1         .52 1         .60           .54
Net realized and unrealized gain (loss)                               .01           (.03)         1.23           .26          (.66)
                                                               ---------------------------------------------------------------------
Total from investment operations                                      .45            .43          1.75           .86          (.12)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.46)          (.52)         (.54)         (.52)         (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $    11.40     $    11.41     $   11.50     $   10.29     $    9.95
                                                               =====================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                   3.89%          3.85%        17.33%         8.71%        (1.33)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $  482,657     $  232,242     $  79,616     $  31,102     $  27,898
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  362,456     $  149,437     $  43,444     $  30,371     $  27,011
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                3.78%          4.05%         4.73%         5.74%         5.12%
Expenses excluding interest and fees on
short-term floating rate notes issued                                1.58%          1.68%         1.69%         1.78%         1.73%
Interest and fees on short-term floating
rate notes issued 4                                                  0.48%          0.52%         0.34%         0.20%         0.17%
                                                               ---------------------------------------------------------------------
Total expenses                                                       2.06%          2.20%         2.03%         1.98%         1.90%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                   2.06%          2.20%         2.03%         1.95%         1.90%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                11%            43%            4%           27%           50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign


                   59 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $152,576,844 as of July 31, 2007, which represents 5.11% of the Fund's total assets.

     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $605,835,138 shown on the Fund's Statement of Investments are held


                   60 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND by such Trusts and serve as collateral for the $460,930,000 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL     INVERSE                                                            COUPON    MATURITY     VALUE AS OF
AMOUNT        FLOATER 1                                                         RATES 2       DATES   JULY 31, 2007
--------------------------------------------------------------------------------------------------------------------
$10,850,000   CA GO DRIVERS                                                       6.091%     8/1/13   $  11,403,567
 12,490,000   CA GO RITES                                                         4.690      6/1/31      13,147,723
 10,885,000   CA Golden State Tobacco Securitization Corp. ROLs                   8.470      6/1/45      11,572,932
  9,250,000   CA Golden State Tobacco Securitization Corp. ROLs                   8.470      6/1/35      10,150,950
 25,000,000   CA Statewide CDA ROLs                                               5.900      4/1/36      24,500,000
  2,375,000   Los Angeles Dept. of Water & Power RITES                            6.535      7/1/24       2,473,943
  4,400,000   Los Angeles Harbor Dept. ROLs                                       8.680      8/1/25       5,002,448
  4,625,000   Los Angeles Harbor Dept. ROLs                                       8.690      8/1/26       5,225,973
  2,500,000   Los Angeles Unified School District ROLs                            7.560      7/1/15       2,765,775
  2,500,000   Los Angeles Unified School District ROLs                            7.560      7/1/16       2,765,775
  1,500,000   Los Angeles Unified School District ROLs                            7.560      7/1/17       1,659,465
  3,250,000   Merced Irrigation District ROLs                                     9.790      9/1/36       3,944,590
  2,250,000   Modesto Irrigation District (Domestic Water)                        9.317      9/1/37       2,171,250
  1,500,000   Northern CA Gas Authority ROLs 3                                    8.360      7/1/27       1,200,000
  2,500,000   Port of Oakland RITES                                               7.035     11/1/15       2,703,550
  2,500,000   Port of Oakland RITES                                               7.285     11/1/17       2,719,625
  2,660,000   Port of Oakland RITES                                               8.035     11/1/25       2,898,283
  5,025,000   Port of Oakland RITES                                               6.535     11/1/32       5,319,867
  2,430,000   Port of Oakland RITES                                               6.535     11/1/22       2,645,201
  4,375,000   Puerto Rico Highway & Transportation Authority ROLs                 5.900      7/1/45       4,165,000
  7,000,000   Sacramento County Sanitation District Financing Authority RITES     6.240     12/1/35       6,706,000
  7,375,000   Sacramento County Sanitation District Financing Authority ROLs      5.940     12/1/35       7,021,000
  3,145,000   Sacramento Hsg. Authority ROLs                                      8.690      6/1/37       3,307,597
  1,880,000   San Diego Unified School District GO RITES                          6.604      7/1/27       2,258,594
  2,445,000   San Diego Unified School District GO RITES                          6.590      7/1/23       3,206,030
  4,000,000   University of California (Regents Medical Center) ROLs              7.840     5/15/47       3,970,000
                                                                                                      --------------
                                                                                                      $ 144,905,138
                                                                                                      ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 49 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.


                   61 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $13,500,000.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $4,756,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2007, securities with an aggregate market value of $3,043,688, representing 0.12% of the Fund's net assets, were in default.

     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   62 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $702,448                   $--             $7,502,280          $37,448,127

1. As of July 31, 2007, the Fund had $2,856,319 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforwards were as follows:

                      EXPIRING
                      ----------------------------------
                      2009                    $  789,546
                      2015                     2,066,773
                                              ----------
                      Total                   $2,856,319
                                              ==========

2. As of July 31, 2007, the Fund had $4,645,961 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended July 31, 2006, the Fund utilized $2,383,733 of capital loss carryforward to offset capital gains realized in that fiscal year.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                              YEAR ENDED           YEAR ENDED
                                           JULY 31, 2007        JULY 31, 2006
   --------------------------------------------------------------------------
   Distributions paid from:
   Exempt-interest dividends                 $90,850,879          $57,223,547
   Ordinary income                                67,809                   --
                                             --------------------------------
   Total                                     $90,918,688          $57,223,547
                                             ================================


                   63 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities       $2,413,483,247
                                                  ==============

             Gross unrealized appreciation        $   59,803,301
             Gross unrealized depreciation           (22,355,174)
                                                  --------------
             Net unrealized appreciation          $   37,448,127
                                                  ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $84,464 and payments of $42,688 were made to retired trustees, resulting in an accumulated liability of $142,781 as of July 31, 2007.

     The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                   64 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED JULY 31, 2007      YEAR ENDED JULY 31, 2006
                                      SHARES          AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                              81,514,563   $ 949,983,417    61,470,593   $ 702,679,345
Dividends and/or distributions
reinvested                         3,850,157      44,843,901     2,356,584      26,919,076
Redeemed                         (24,577,715)   (285,526,250)  (11,682,307)   (133,186,156)
                                 ----------------------------------------------------------
Net increase                      60,787,005   $ 709,301,068    52,144,870   $ 596,412,265
                                 ==========================================================


                   65 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                   YEAR ENDED JULY 31, 2007      YEAR ENDED JULY 31, 2006
                                     SHARES          AMOUNT        SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS B
Sold                              1,606,321   $  18,718,253     1,827,466   $  20,914,336
Dividends and/or distributions
reinvested                          147,140       1,715,814       146,686       1,677,801
Redeemed                         (1,524,838)    (17,776,207)   (1,507,341)    (17,238,329)
                                 ---------------------------------------------------------
Net increase                        228,623   $   2,657,860       466,811   $   5,353,808
                                 =========================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                             26,732,550   $ 311,135,710    15,301,733   $ 174,645,638
Dividends and/or distributions
reinvested                          706,001       8,200,866       318,044       3,624,253
Redeemed                         (5,461,755)    (63,424,511)   (2,193,411)    (24,992,995)
                                 ---------------------------------------------------------
Net increase                     21,976,796   $ 255,912,065    13,426,366   $ 153,276,896
                                 =========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                           PURCHASES           SALES
            --------------------------------------------------------
            Investment securities     $1,203,086,008    $216,238,524

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

            FEE SCHEDULE
            ---------------------------------------
            Up to $200 million                0.60%
            Next $100 million                 0.55
            Next $200 million                 0.50
            Next $250 million                 0.45
            Next $250 million                 0.40
            Over $1 billion                   0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $561,139 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                   66 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were $2,848,334 and $6,300,812, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007        $1,386,073        $123,030        $118,947        $163,736

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees not to exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking may be amended or withdrawn by the Manager at any time without notice to shareholders.


                   67 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

     The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

     For the year ended July 31, 2007, the average daily loan balance was $34,926,849 at an average daily interest rate of 5.286%. The Fund had borrowings outstanding of $24,100,000 at July 31, 2007 at an interest rate of 5.2958%. The Fund had gross borrowings and gross loan repayments of $766,600,000 and $762,800,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2007 was $122,000,000. The Fund paid $137,359 in fees and $1,551,891 in interest during the year ended July 31, 2007.


                   68 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

     In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   69 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer California Municipal Fund as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007


                   70 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     None of the dividends paid by the Fund during the fiscal year ended July 31, 2007 are eligible for the corporate dividend-received deduction. 99.93% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   71 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   72 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Chairman of the Board             Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
of Trustees (since 2007),         Member of Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of
Trustee (since 2005)              Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                           Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004); Trustee of Research Foundation of AIMR (investment research, non-profit) (2000-2002);
                                  Governor, Jerome Levy Economics Institute of Bard College (economics research) (August
                                  1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April
                                  2002). Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the
                                  Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                  Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies,
                                  Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware
                                  Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation)
                                  (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of
                                  Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds,
                                  Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer
                                  of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer
                                  of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial
                                  Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill
                                  Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977),
                                  Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax
                                  Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959).
                                  Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.


                   73 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the OppenheimerFunds
Trustee (since 1993)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 1999)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)              President and General Auditor of American Express Company (financial services company) (July
Age: 64                           1998-February 2003). Oversees 55 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since
Trustee (since 2002)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
                                  (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                  on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                  Member of the Investment Committee and Board of Human Rights Watch and the Investment Committee
                                  of Historic Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 1989)              consulting and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of
                                  Greenwich; Former Director of Greenwich Hospital Association. Oversees 55 portfolios in the
                                  OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)              1996); Director of Lakes Environmental Association (environmental protection association) (since
Age: 66                           1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since
                                  1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 59                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                  City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the OppenheimerFunds complex.


                   74 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                       YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2002)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 58                           Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                  (since July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                  Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                  Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series Investment
                                  Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                  Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                  Officer and Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                  Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald
                                  Isle Bancorp) (June 1989-June 1998). Oversees 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
THE FUND                          MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                  MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS,
                                  ROCHESTER, NEW YORK 14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,               Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager (since
Vice President and                January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund
Senior Portfolio Manager          and other Oppenheimer funds.
(since 2002)
Age: 58

DANIEL G. LOUGHRAN,               Senior Vice President of the Manager (since April 2007); Vice President of the Manager (April
Vice President and                2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior
Senior Portfolio Manager          Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2005)
Age: 43


                   75 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

SCOTT S. COTTIER,                 Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory
Vice President (since 2005)       Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the
and Senior Portfolio Manager      Fund and other Oppenheimer funds.
(since 2002)
Age: 35

TROY E. WILLIS,                   Assistant Vice President of the Manager (since July 2005) and a Portfolio Manager with the
Vice President (since 2005)       Manager (since 2003). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior
and Senior Portfolio Manager      Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2006)
Age: 34

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Vice President and Chief          Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
Compliance Officer                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                      Shareholder Services, Inc. (June 1983-February 2004). Former Vice President and Director of
Age: 57                           Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 2004)              Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                  Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                  Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                  2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                  Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and                Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Secretary                         of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
(since 2004)                      General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
Age: 59                           General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer


                   76 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ROBERT G. ZACK,                   Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management,
Continued                         Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                  Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company
                                  (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                  Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                  November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                  President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                  following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                  Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2001-September 2004); Director (2000-September 2004) and Vice President
(since 2004)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2004)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   77 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2007 and $21,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $24,746 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews, professional services relating to FAS 123R and review of internal controls of SAP conversion.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $26,282 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W.Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007